(2_FIDELITY_LOGOS)FIDELITY

INTERMEDIATE BOND
FUND
SEMIANNUAL REPORT
OCTOBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              7     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     10    A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            11    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   25    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  29    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks have managed to post solid returns through the first 10 months of 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells bonds that have grown in value). You can also look at the fund's income to measure performance. If Fidelity had not reimbursed certain fund expenses, the past five and 10 year total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996     PAST 6   PAST 1   PAST 5   PAST 10
                                   MONTHS   YEAR     YEARS    YEARS

Intermediate Bond                  4.25%    5.21%    40.65%   106.37%

Lehman Brothers Intermediate       4.59%    5.81%    41.23%   115.39%
 Government/Corporate Bond Index

Intermediate Investment            4.85%    5.12%    41.54%   109.97%
 Grade Debt Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Intermediate Government/Corporate Bond Index, which is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years. To measure how the fund's performance stacked up against its peers, you can compare it to the intermediate investment grade debt funds average, which reflects the performance of 187 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past six months. These benchmarks include reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996     PAST 1   PAST 5   PAST 10
                                   YEAR     YEARS    YEARS

Intermediate Bond                  5.21%    7.06%    7.51%

Lehman Brothers Intermediate       5.81%    7.15%    7.97%
 Government/Corporate Bond Index

Intermediate Investment            5.12%    7.18%    7.69%
 Grade Debt Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19961031 19961114 094900 S00000000000001
             Intermediate Bond           LB Intermediate Govt/Corp
             00032                       LB007
  1986/10/31      10000.00                    10000.00
  1986/11/30      10094.83                    10095.49
  1986/12/31      10147.54                    10129.42
  1987/01/31      10262.69                    10232.29
  1987/02/28      10327.47                    10284.28
  1987/03/31      10289.87                    10262.93
  1987/04/30      10019.09                    10075.52
  1987/05/31       9972.40                    10052.26
  1987/06/30      10112.46                    10173.74
  1987/07/31      10121.80                    10197.00
  1987/08/31      10084.45                    10170.46
  1987/09/30       9915.44                    10038.58
  1987/10/31      10146.53                    10325.32
  1987/11/30      10265.88                    10390.98
  1987/12/31      10350.94                    10500.15
  1988/01/31      10655.03                    10768.83
  1988/02/29      10792.53                    10888.67
  1988/03/31      10711.32                    10846.81
  1988/04/30      10671.41                    10828.75
  1988/05/31      10612.11                    10780.87
  1988/06/30      10796.58                    10952.69
  1988/07/31      10789.27                    10929.44
  1988/08/31      10814.16                    10945.85
  1988/09/30      10990.52                    11135.74
  1988/10/31      11136.01                    11287.04
  1988/11/30      11071.38                    11190.73
  1988/12/31      11097.84                    11200.58
  1989/01/31      11215.33                    11318.23
  1989/02/28      11194.35                    11271.44
  1989/03/31      11246.71                    11320.15
  1989/04/30      11415.60                    11546.42
  1989/05/31      11635.08                    11775.70
  1989/06/30      11900.30                    12072.56
  1989/07/31      12132.21                    12320.45
  1989/08/31      11970.76                    12161.21
  1989/09/30      12035.25                    12218.67
  1989/10/31      12286.39                    12476.95
  1989/11/30      12381.70                    12596.24
  1989/12/31      12409.38                    12630.71
  1990/01/31      12285.10                    12549.73
  1990/02/28      12318.62                    12595.42
  1990/03/31      12321.69                    12611.84
  1990/04/30      12241.61                    12568.06
  1990/05/31      12518.24                    12406.63
  1990/06/30      12680.76                    13016.22
  1990/07/31      12846.18                    13196.80
  1990/08/31      12741.40                    13142.63
  1990/09/30      12841.84                    13244.14
  1990/10/31      12957.09                    13397.90
  1990/11/30      13176.39                    13130.87
  1990/12/31      13345.48                    13787.24
  1991/01/31      13475.43                    13927.06
  1991/02/28      13571.92                    14038.41
  1991/03/31      13645.36                    14133.90
  1991/04/30      13785.00                    14287.94
  1991/05/31      13845.59                    14375.77
  1991/06/30      13836.62                    14385.89
  1991/07/31      13996.55                    14546.23
  1991/08/31      14268.02                    14823.93
  1991/09/30      14538.67                    15078.94
  1991/10/31      14672.22                    15251.03
  1991/11/30      14788.79                    15426.14
  1991/12/31      15280.27                    15802.89
  1992/01/31      15054.40                    15659.80
  1992/02/29      15127.59                    15721.63
  1992/03/31      15061.11                    15659.80
  1992/04/30      15138.12                    15797.42
  1992/05/31      15395.34                    16042.30
  1992/06/30      15605.84                    16279.79
  1992/07/31      15985.66                    16603.46
  1992/08/31      16112.94                    16769.54
  1992/09/30      16221.23                    16997.18
  1992/10/31      16042.58                    16776.66
  1992/11/30      15960.20                    16712.91
  1992/12/31      16209.21                    16936.72
  1993/01/31      16585.08                    17266.14
  1993/02/28      16920.45                    17538.37
  1993/03/31      17000.00                    17608.14
  1993/04/30      17090.56                    17749.87
  1993/05/31      17099.19                    17710.47
  1993/06/30      17456.73                    17988.45
  1993/07/31      17622.73                    18032.50
  1993/08/31      18001.50                    18318.42
  1993/09/30      18067.37                    18394.48
  1993/10/31      18178.79                    18443.73
  1993/11/30      18069.99                    18340.86
  1993/12/31      18147.84                    18424.85
  1994/01/31      18360.24                    18629.51
  1994/02/28      17992.78                    18353.99
  1994/03/31      17669.49                    18051.11
  1994/04/30      17590.65                    17928.26
  1994/05/31      17562.27                    17940.30
  1994/06/30      17582.82                    17942.76
  1994/07/31      17762.48                    18201.05
  1994/08/31      17784.36                    18257.96
  1994/09/30      17698.46                    18089.96
  1994/10/31      17703.92                    18087.50
  1994/11/30      17724.40                    18005.42
  1994/12/31      17783.28                    18069.17
  1995/01/31      17987.52                    18373.69
  1995/02/28      18239.58                    18754.82
  1995/03/31      18356.73                    18862.08
  1995/04/30      18526.43                    19094.91
  1995/05/31      18994.85                    19672.22
  1995/06/30      19109.46                    19804.10
  1995/07/31      19096.38                    19806.83
  1995/08/31      19271.17                    19987.14
  1995/09/30      19392.75                    20131.88
  1995/10/31      19614.39                    20356.23
  1995/11/30      19854.11                    20623.82
  1995/12/31      20060.98                    20839.97
  1996/01/31      20211.22                    21019.73
  1996/02/29      19984.28                    20772.93
  1996/03/31      19862.98                    20665.96
  1996/04/30      19794.78                    20592.90
  1996/05/31      19767.54                    20577.31
  1996/06/30      19973.85                    20795.92
  1996/07/31      20023.73                    20857.75
  1996/08/31      20033.18                    20874.17
  1996/09/30      20301.72                    21165.01
  1996/10/31      20636.89                    21539.03
IMATRL PRASUN   SHR__CHT 19961031 19961114 094903 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Intermediate Bond Fund on October 31, 1986. As the chart shows, by October 31, 1996, the value of the investment would have grown to $20,637 - a 106.37% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Corporate Bond Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $21,539 - a 115.39% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS

                              SIX            YEARS ENDED APRIL 30,
                              MONTHS
                              ENDED
                              OCTOBER
                              31,

                              1996    1996    1995      1994     1993     1992

Dividend return               3.35%   6.65%   6.40% A   6.49%    8.08%    7.83%

Capital appreciation return   0.90%   0.20%   -1.08%    -3.56%    4.82%   1.99%

Total return                  4.25%   6.85%   5.32%     2.93%    12.90%   9.82%

DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested.
DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1996    PAST          PAST 6         PAST 1
                                  MONTH         MONTHS         YEAR

Dividends per share               5.51(cents)   32.77(cents)   66.51(cents)

Annualized dividend rate          6.45%         6.50%          6.56%

30-day annualized yield           5.78%         n/a            n/a

DIVIDENDS per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.06 over the past month, $10.00 over the past six months, and $10.14 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

A DIVIDENDS PAID ARE BASED ON THE FUND'S INVESTMENT INCOME AND DO NOT REFLECT CURRENCY RELATED LOSSES. AS A RESULT OF CURRENCY LOSSES, DIVIDENDS OF APPROXIMATELY 1.9(CENTS) PER SHARE PAID DURING 1995 WERE A NON-TAXABLE RETURN OF CAPITAL.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Christine Thompson, Portfolio Manager, Fidelity Intermediate Bond Fund
Q. HOW DID THE FUND PERFORM, CHRISTINE?
A. For the six-month period ending October 31, 1996, the fund had a total return of 4.25%. The Lehman Brothers Intermediate Government/Corporate Bond Index, which reflects the marketplace in which the fund invests, had a return of 4.59% over the same period. To see how the fund stacked up against its peers, the intermediate investment grade debt funds average had a six-month return of 4.85%, as tracked by Lipper Analytical Services. For the 12 months ending October 31, 1996, the fund returned 5.21%, while the Lehman Brothers index and peer group had returns of 5.81% and 5.12%, respectively.
Q. WHAT FACTORS WOULD YOU POINT TO IN EXPLAINING WHY THE FUND PERFORMED AS
IT DID?
A. An important thing to remember is that short-term market fluctuations do not dictate how I manage the portfolio. Instead, I manage the fund to closely replicate the interest rate sensitivity of its investing universe, as reflected by the Lehman Brothers index. Strong sector and issue selection, coupled with effective yield spread strategies, helped the fund provide an incremental return above that of its index, but not enough to fully offset the normal operating expenses and transaction costs which are figured into the fund's total return. With respect to its peer group, the fund has one of the shortest overall durations within the group. Accordingly, the fund's returns generally compare more favorably when interest rates are rising - as in the first part of the period - than when they are declining, as we saw in the latter part of the period.
Q. WOULD YOU SAY BOND INVESTORS MONITORED FEDERAL RESERVE BOARD ACTIVITY MORE THAN USUAL DURING THE PERIOD?
A. Absolutely. The market was focused on the strength of the economy and how that would affect monetary policy. Through the first half of 1996, market expectations were driven mainly by economic statistics showing accelerating growth. By mid-summer, the market had factored in the expectation of a short-term rate increase from the Fed. The outlook, though, changed in the third quarter. We saw signs of a slowing economy, inflation fears subsided, and the market began to eliminate expectations for higher short-term interest rates. As the period closed, market debate centered on whether the next Fed move might in fact be to ease rather than tighten monetary policy.
Q. WHAT AREAS OF THE INVESTMENT-GRADE BOND MARKET DREW YOUR INTEREST?
A. The "spread sectors" - the portions of the market that trade at incremental yield spreads to Treasury bonds - turned in healthy performances. Corporate bonds performed well due to strong corporate profitability in a supportive environment of moderate growth and low inflation. Mortgage-backed and asset-backed securities also continued to be strong alternatives to Treasuries, as valuations remained relatively stable and the sectors benefited from higher yields.
Q. WITHIN THE CORPORATE MARKET, WAS THERE A PARTICULAR AREA OF FOCUS?
A. My overall strategy has been to manage the fund with a defensive, corporate orientation. In line with this, I increased the fund's exposure to yankee bonds. Yankee bonds are issued by foreign entities, and denominated in U.S. dollars. What makes them attractive is that they generally trade at premiums to equivalent-quality domestic issues. Yankees contain different risks than those you'd find in domestic issues and, because many of these bonds are issued by foreign governments, their credit quality is less tied to U.S. economic conditions. Yankees, therefore, can be a good hedge when the domestic economy slows. The two regions where I have my largest yankee exposures are the Canadian and the Asian markets, particularly Malaysia and Korea.
Q. WHAT HOLDINGS INFLUENCED THE FUND'S PERFORMANCE?
A. Within the mortgage market, pass-throughs and commercial mortgage-backed securities made positive contributions. Generally, the mortgage sector is highly sensitive to interest rate fluctuations. However, the range of rates we've seen over the past six months resulted in relatively predictable trends concerning prepayment activity. This degree of predictability allowed the mortgage sector to trade with unusually consistent valuations. In the corporate sector, Yankee exposures in Canadian provincial paper performed well, as did the fund's positions in energy-related companies. Looking back, overall I could have been more aggressive with the fund's corporate holdings. Reflecting my belief that corporate valuations were somewhat rich, I concentrated mainly on short-intermediate corporate issues, where the price impact of yield spread changes are moderate. Tightening spreads in the corporate market, however, continued to reward longer-term bonds.
Q. WHAT'S YOUR OUTLOOK?
A. I expect the bond market to continue to focus on Federal Reserve monetary policy. As always, I won't position the fund based on one particular interest rate view. The fund is positioned to control its interest rate sensitivity and to emphasize sector and security selection strategies. In doing so, the fund will have the ability to perform well in a number of different rate environments. I'll continue to actively analyze opportunities in the corporate, mortgage, and asset-backed sectors, and will most likely decrease the fund's Treasury holdings.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current income by
investing mainly in
investment-grade debt
securities while normally
maintaining an average
maturity of three to 10 years
FUND NUMBER: 032
TRADING SYMBOL: FTHRX
START DATE: May 23, 1975
SIZE: as of October 31, 1996,
more than $3.0 billion
MANAGER: Christine
Thompson, since 1995;
manager, Fidelity U.S. Bond
Index Fund, since 1990;
Fidelity Target Timeline
Funds and Fidelity Global
Bond Fund, since February
1996; joined Fidelity in 1985
(checkmark)
CHRISTINE THOMPSON ON THE
IMPORTANCE OF BOND RESEARCH:
"In the bond market, it is
important to be right but more
important not to be wrong. You
can't afford to have a bond
default and you need to know
what may impact the pattern
and timing of an investment's
interest and principle
payments. That's where bond
research - a definite
strength of Fidelity's - plays
a huge role in helping me
choose the fund's
investments. Our research
staff allows us to firmly grasp
the complexities of a
particular issue. We can
monitor credit quality and
cash flow situations in-house
and not have to rely on
second-hand information.
Bond research influences my
choices by evaluating the
condition of an issuer,
dissecting the structures of
individual bonds and assessing
the appropriateness of an
investment from a valuation
standpoint. The corporate,
mortgage and asset-backed
sectors all pose unique
challenges. Credit research
on corporates is driven largely
by understanding the issuer's
management and financial
strategies. Mortgage
analysis, on the other hand, is
much more focused on
security structure and
prepayment activity.
Asset-backed research
involves elements of both
credit and cash flow analysis.
I think the experience and
knowledge that our research
team brings to the table gives
us a distinct advantage over
our competitors."
INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF OCTOBER 31, 1996
(MOODY'S RATINGS)   % OF FUND'S   % OF FUND'S
                    INVESTMENTS   INVESTMENTS
                                  6 MONTHS AGO

Aaa                  59.1          66.1

Aa                   4.7           4.7

A                    15.8          14.1

Baa                  17.3          13.2

Ba                   1.9           0.6

B                    0.0           0.0

Not rated            0.0           0.0

TABLE EXCLUDES SHORT-TERM INVESTMENTS.WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS "BA" OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF ACQUISITION BY FIDELITY. AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1996
                6 MONTHS AGO

Years    4.7     4.9

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF OCTOBER 31, 1996
               6 MONTHS AGO

Years    3.3    3.3

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION, IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1996 * AS OF APRIL 30, 1996 **

Row: 1, Col: 1, Value: 1.8
Row: 1, Col: 2, Value: 3.0
Row: 1, Col: 3, Value: 3.2
Row: 1, Col: 4, Value: 46.0
Row: 1, Col: 5, Value: 46.0
Row: 1, Col: 1, Value: 2.0
Row: 1, Col: 2, Value: 2.8
Row: 1, Col: 3, Value: 2.9
Row: 1, Col: 4, Value: 55.0
Row: 1, Col: 5, Value: 37.3
Corporate bonds 46.1%
U.S. government
and agency
obligations 46.5%
Foreign
government
obligations 3.2%
Other 3.0%
Short-term
investments 1.2%
Corporate bonds 37.9%
U.S. government
and agency
obligations 55.0%
Foreign
government
obligations 2.9%
Other 2.8%
Short-term
investments 1.4%
* FOREIGN
 INVESTMENTS 10.5%
** FOREIGN
 INVESTMENTS 9.8%
INVESTMENTS OCTOBER 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


NONCONVERTIBLE BONDS - 46.1%
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
AEROSPACE & DEFENSE - 0.3%
Lockheed Martin Corp. 6 5/8%, 6/15/98   $ 10,130 $ 10,215
BASIC INDUSTRIES - 1.1%
CHEMICALS & PLASTICS - 0.9%
Methanex Corp. yankee 8 7/8%, 11/15/01    25,560  27,558
PAPER & FOREST PRODUCTS - 0.2%
Champion International Corp. 7.70%, 12/15/99    5,000  5,182
Chesapeake Corp. 10 3/8%, 10/1/00    1,500  1,693
  6,875
TOTAL BASIC INDUSTRIES   34,433
DURABLES - 0.9%
AUTOS, TIRES, & ACCESSORIES - 0.3%
General Motors Corp. 9 5/8%, 12/1/00    6,870  7,632
CONSUMER ELECTRONICS - 0.1%
Black & Decker Corp. 7 1/2%, 4/1/03    3,000  3,100
TEXTILES & APPAREL - 0.5%
Levi Strauss & Co.:
6.80%, 11/1/03 (b)    9,650  9,615
 7%, 11/1/06    5,700  5,677
  15,292
TOTAL DURABLES   26,024
ENERGY - 3.9%
ENERGY SERVICES - 1.2%
Petroliam Nasional BHD yankee (b):
6 5/8%, 10/18/01    16,000  16,093
 6 7/8%, 7/1/03    7,650  7,692
 7 1/8%, 8/15/05    11,500  11,633
  35,418
NONCONVERTIBLE BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ENERGY - CONTINUED
OIL & GAS - 2.7%
Nationale Elf Aquitaine yankee 7 3/4%, 5/1/99   $ 15,000 $ 15,490
Occidental Petroleum Corp.:
6.46%, 9/8/97    3,600  3,617
 6.04%, 9/15/97    7,500  7,511
 5.84%, 11/9/98    2,780  2,758
 5.85%, 11/9/98    9,560  9,486
 5.93%, 11/9/98    5,000  4,969
 5.95%, 11/9/98    2,900  2,883
 5.96%, 11/9/98    3,900  3,878
 6.93%, 10/15/99    4,500  4,558
 6.09%, 11/29/99    2,250  2,227
 10.72%, 4/6/00    2,000  2,255
 10.69%, 7/27/00    5,000  5,679
 6.35%, 11/9/00    5,000  4,964
 6.24%, 11/24/00    6,550  6,476
 9 1/2%, 8/1/01    4,000  4,460
  81,211
TOTAL ENERGY   116,629
FINANCE - 31.0%
ASSET-BACKED SECURITIES -12.0%
Boatmens Auto Trust 6.35%, 10/15/01    2,820  2,826
CPS Auto Grantor Trust 6.70%, 2/15/02    6,308  6,351
Capita Equipment Receivables Trust 6.57%, 3/15/01   7,200  7,243
Case Equipment Loan Trust:
6.45%, 9/15/02     6,140  6,017
 5.85%, 2/15/03     4,370  4,291
Caterpillar Financial Asset Trust 6.55%, 5/22/02    2,837  2,856
Chase Manhattan Grantor Trust:
5.90%, 11/15/01     19,302  19,290
 6.76%, 9/15/02     6,785  6,844
Chevy Chase Auto Receivables Trust 5.80%, 6/15/02   24,271  24,248
Discover Card Trust 7 1/2%, 6/16/00    8,150  8,300
Ford Credit Auto Loan Master Trust 7 3/8%, 4/15/99   12,000  12,082
Ford Credit Grantor Trust 5.90%, 10/15/00     24,192  24,200
NONCONVERTIBLE BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
FINANCE - CONTINUED
ASSET-BACKED SECURITIES - CONTINUED
Green Tree Financial Corp.:
5 1/2%, 1/31/00    $ 2,363 $ 2,339
 6.10%, 4/15/27     17,592  17,565
 6.45%, 5/15/27     8,780  8,832
 6.70%, 5/15/27     9,220  9,301
 6 1/2%, 6/15/27     5,780  5,820
 6.65%, 7/15/27     12,670  12,777
 7.15%, 7/15/27     3,000  3,073
 6.55%, 9/15/28     9,000  9,068
KeyCorp Auto Grantor Trust 5.80%, 7/15/00    1,338  1,336
Premier Auto Trust:
8.05%, 4/4/00    6,350  6,539
 6%, 5/6/00    7,350  7,355
 6.35%, 7/6/00    10,800  10,810
Railcar Trust 7 3/4%, 6/1/04    12,413  12,987
SCFC Recreational Vehicle Loan Trust 7 1/4%, 9/15/06    1,659  1,663
Sears Credit Account Master Trust II:
6 1/2%, 10/15/03     21,170  21,348
 7%, 1/15/04    4,860  4,966
Standard Credit Card Master Trust I 7.65%, 2/15/00   2,800  2,843
Toyota Auto Receivables Grantor Trust 6.15%, 1/15/99   2,510  2,504
Union Federal Savings Bank Grantor Trust:
6.975%, 7/10/00    839  840
 7.275%, 10/10/00    866  872
WFS Financial Owner Trust:
6.05%, 6/1/00     18,920  18,939
 7.05%, 11/20/03     18,560  18,800
 6.90%, 12/20/03    13,870  14,049
Western Financial Grantor Trust:
6.05%, 11/1/00     7,531  7,529
 6.20%, 2/1/02     6,529  6,518
 5 7/8%, 3/1/02     29,800  29,705
  362,926
BANKS - 11.9%
ABN Amro Bank NV 6 5/8%, 10/31/01    17,000  17,092
Banponce Financial Corp.:
6.69%, 9/21/00    2,680  2,693
 6 3/4%, 8/9/01    3,850  3,862
NONCONVERTIBLE BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
FINANCE - CONTINUED
BANKS - CONTINUED
Banponce Corp.:
5 3/4%, 3/1/99   $ 5,420 $ 5,344
 6.378%, 4/8/99    6,000  5,986
Capital One Bank 8 1/8%, 2/27/98    29,900  30,594
Central Fidelity Banks, Inc. 8.15%, 11/15/02    16,200  17,240
Chase Manhattan Corp. 7 3/4%, 11/1/99    8,260  8,586
Citicorp 8.80%, 2/1/00    5,820  5,860
Corporacion Andina de Fomento:
6 5/8%, 10/14/98    5,000  5,009
 yankee 7 1/4%, 4/30/98 (b)    6,100  6,165
 yankee 7.10%, 2/1/03    5,000  4,994
Crestar Financial Corp. 8 3/4%, 11/15/04    7,100  7,833
First Fidelity Bancorporation 9 5/8%, 8/15/99    2,700  2,924
First Hawaiian, Inc. 6 1/4%, 8/15/00    11,255  11,112
First Interstate Bancorp 8 5/8%, 4/1/99    10,000  10,540
First Maryland Bancorp 10 3/8%, 8/1/99    2,895  3,176
First Tennessee National Corp.:
10 3/8%, 6/1/99    4,270  4,675
 6 3/4%, 11/15/05    3,750  3,653
First USA Bank 5 3/4%, 1/15/99    12,000  11,845
Fleet Financial Group, Inc. 7 5/8%, 12/1/99    6,570  6,809
Florida National Banks, Inc. 9 7/8%, 5/15/99    5,000  5,417
HSBC Americas, Inc. 7%, 11/1/06    11,400  11,304
Hartford National Corp. 9.85%, 6/1/99    2,155  2,324
Integra Financial Corp. 6 1/2%, 4/15/00    3,000  2,992
Kansallis-Osake-Pankki:
6 3/8%, 8/15/00    235  233
 10%, 5/1/02    3,840  4,400
 yankee 9 3/4%, 12/15/98    6,715  7,172
Korea Development Bank:
 9 1/2%, 3/15/01    3,000  3,317
 9.40%, 8/1/01    5,000  5,536
 yankee 9 1/4%, 6/15/98    5,300  5,570
 yankee 5 7/8%, 12/1/98    1,640  1,632
 yankee 7%, 7/15/99    3,300  3,351
 yankee 6 1/4%, 5/1/00    1,000  996
Merita Bank Ltd. yankee 6 1/2%, 1/15/06    12,000  11,498
Midland American Capital Corp. gtd. 12 3/4%, 11/15/03  1,930  2,164
Midland Bank PLC yankee 7 5/8%, 6/15/06    8,240  8,569
NONCONVERTIBLE BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
FINANCE - CONTINUED
BANKS - CONTINUED
Midlantic Corp. 9 1/4%, 9/1/99   $ 5,075 $ 5,435
Provident Bank:
6 1/8%, 12/15/00    24,405  24,043
 6 3/8%, 1/15/04    3,250  3,133
Shawmut National Corp.:
8 5/8%, 12/15/99    3,670  3,886
 7.20%, 4/15/03    7,610  7,654
Signet Banking Corp.:
5 5/8%, 5/15/97 (a)    750  748
 5 3/4%, 4/15/98 (a)    3,201  3,183
 9 5/8%, 6/1/99    2,000  2,146
 7.80%, 9/15/06    8,000  8,337
Sovran Financial Corp. 9 3/4%, 6/15/99    7,430  8,036
Summit Bancorp 8 5/8%, 12/10/02    10,000  10,921
Union Planters Corp. 6 3/4%, 11/1/05    9,000  8,756
Union Planters National Bank 6.53%, 8/20/99    5,000  5,025
Wachovia Bank 7 3/4%, 4/15/02    11,000  11,407
Zions Bancorp 8 5/8%, 10/15/02    3,900  4,253
  359,430
CREDIT & OTHER FINANCE - 6.0%
AT&T Capital Corp. 5.85%, 1/5/99    3,585  3,560
Aristar, Inc.:
8 7/8%, 8/15/98    820  858
 7 1/2%, 7/1/99    12,450  12,819
Chyrsler Financial Corp.:
5.70%, 1/12/98    5,000  4,992
 5.71%, 1/12/98    4,500  4,493
 5.64%, 1/13/98    5,000  4,988
Countrywide Home Loans, Inc. 8.41%, 11/17/99    5,000  5,270
Deere (John) Capital Corp. 9 5/8%, 11/1/98    6,000  6,369
Finova Capital Corp.:
5.98%, 10/31/97    5,000  4,999
 6.14%, 11/2/98    4,340  4,338
 6.38%, 4/15/99    5,000  5,015
 6.30%, 11/1/99    3,500  3,495
Ford Capital BV:
gtd. 9%, 8/15/98    13,850  14,520
 yankee 9 3/8%, 1/1/98    3,310  3,436
NONCONVERTIBLE BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
General Motors Acceptance Corp.:
7 7/8%, 2/23/98   $ 16,000 $ 16,394
 5 3/8%, 3/9/98    4,000  3,974
 7 1/2%, 5/18/98    10,000  10,223
 6.40%, 6/8/98    12,500  12,578
Greyhound Financial Corp. 8 1/2%, 5/1/98    3,980  4,108
Heller Financial, Inc. 9 3/8%, 3/15/98    750  781
MCN Investment Corp.:
5.84%, 2/1/99    8,730  8,662
 6.82%, 5/13/99    9,400  9,520
 6.03%, 2/1/01    11,600  11,378
Secured Finance, Inc. gtd. secured 9.05%, 12/15/04   4,450  5,071
Southwestern Bell Capital Corp. 6.86%, 7/26/99    4,380  4,451
Tenneco Credit Corp.:
10 1/8%, 12/1/97    11,315  11,781
 10.05%, 8/17/98    1,940  2,066
Union Acceptance Corp. 7.075%, 7/10/02    2,232  2,235
  182,374
INSURANCE - 0.6%
Metropolitan Life Insurance Co. (b):
6.30%, 11/1/03    4,500  4,363
 7%, 11/1/05    5,000  4,985
Protective Life Corp. 7.95%, 7/1/04    1,000  1,049
URC Holdings Corp. 7 7/8%, 6/30/06 (b)    8,800  9,210
  19,607
SAVINGS & LOANS - 0.5%
Ahmanson (H.F.) & Co.:
9 7/8%, 11/15/99    11,500  12,580
 7 7/8%, 9/1/04    1,250  1,309
  13,889
TOTAL FINANCE   938,226
INDUSTRIAL MACHINERY & EQUIPMENT - 0.5%
Tenneco, Inc. 10%, 8/1/98    15,410  16,383
NONCONVERTIBLE BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
MEDIA & LEISURE - 1.2%
BROADCASTING - 1.0%
Time Warner, Inc.:
7.45%, 2/1/98   $ 5,140 $ 5,216
 7.95%, 2/1/00    26,025  26,946
  32,162
PUBLISHING - 0.2%
News America Holdings, Inc.:
12%, 12/15/01    1,835  1,955
 8 5/8%, 2/1/03    3,240  3,507
  5,462
TOTAL MEDIA & LEISURE   37,624
NONDURABLES - 1.8%
BEVERAGES - 0.1%
Coors Adolph Co. 9.05%, 6/15/98    3,500  3,659
FOODS - 1.3%
Dart and Kraft Finance NV 7 3/4%, 11/30/98    5,847  6,015
Nabisco, Inc. 8.30%, 4/15/99    11,000  11,441
Quaker Oats Co.:
6.91%, 5/15/03    3,000  3,025
 9 1/8%, 12/15/04    1,000  1,138
 7 1/2%, 5/2/05    3,000  3,107
 7.51%, 5/2/05    3,000  3,109
Ralcorp Holdings, Inc. 8 3/4%, 9/15/04    9,180  10,066
  37,901
TOBACCO - 0.4%
Philip Morris Companies, Inc.:
7 1/8%, 12/1/99    5,000  5,088
 9 1/4%, 2/15/00    5,909  6,379
  11,467
TOTAL NONDURABLES   53,027
RETAIL & WHOLESALE - 0.2%
GENERAL MERCHANDISE STORES - 0.2%
Dayton Hudson Corp. 10%, 12/1/00    5,867  6,585
NONCONVERTIBLE BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TECHNOLOGY - 1.9%
COMPUTERS & OFFICE EQUIPMENT - 1.9%
Comdisco, Inc.:
7 1/4%, 4/15/98   $ 12,500 $ 12,704
 6.70%, 7/1/98    9,510  9,607
 6.35%, 8/7/98    7,340  7,372
 6.59%, 9/1/98    2,500  2,521
 6.29%, 10/22/98    7,000  7,018
 5 3/4%, 1/19/99    3,000  2,972
 5.76%, 1/19/99    2,000  1,982
 7 3/4%, 9/1/99    125  129
 9.45%, 6/8/00    1,740  1,905
 9.30%, 6/27/00    2,950  3,224
 5 3/4%, 2/15/01    7,700  7,476
  56,910
TRANSPORTATION - 0.5%
AIR TRANSPORTATION - 0.5%
AMR Corp.:
7 3/4%, 12/1/97    1,420  1,443
 8.10%, 11/1/98    6,650  6,879
Delta Air Lines, Inc. 9 7/8%, 1/1/98    7,990  8,310
  16,632
UTILITIES - 2.8%
CELLULAR - 0.5%
360 Degrees Communications Co. 7 1/8%, 3/1/03   14,060  13,934
ELECTRIC UTILITY - 0.8%
British Columbia Hydro & Power Authority yankee:
15 1/2%, 11/15/11    12,500  13,409
 12 1/2%, 1/15/14    6,750  7,870
Texas Utilities Electric Co. 5 1/2%, 10/1/98    2,000  1,975
  23,254
GAS - 1.5%
Columbia Gas System, Inc.:
6.39%, 11/28/00    5,478  5,459
 6.61%, 11/28/02    5,328  5,312
Enron Corp.:
10%, 6/1/98    4,500  4,759
 8 1/2%, 2/1/00    2,920  2,938
NONCONVERTIBLE BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
UTILITIES - CONTINUED
GAS - CONTINUED
InterNorth, Inc. 9 5/8%, 3/15/06   $ 9,610 $ 11,252
Kern River Funding Corp. 6.42%, 3/31/01 (b)    13,162  13,099
Southwest Gas Corp. 9 3/4%, 6/15/02    3,840  4,362
  47,181
TOTAL UTILITIES   84,369
TOTAL NONCONVERTIBLE BONDS
(Cost $1,397,145)   1,397,057
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 40.7%
U.S. TREASURY OBLIGATIONS - 25.4%
 6 1/8%, 3/31/98    91,855  92,444
 9%, 5/15/98    88,000  92,263
 6 1/4%, 7/31/98    29,605  29,864
 9 1/4%, 8/15/98    4,760  5,040
 9 1/8%, 5/15/99    38,500  41,424
 7 3/4%, 12/31/99    94,487  99,314
 6 7/8%, 3/31/00    273,682  281,165
 11 7/8%, 11/15/03    37,800  49,725
 12 3/4%, 11/15/10 (callable)    36,175  51,617
 12%, 8/15/13 (callable)    2,450  3,527
 9%, 11/15/18    9,370  11,789
 6%, 2/15/26    12,500  11,402
  769,574
U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.3%
Farm Credit System Financial Assistance Corp.
9 3/8%, 7/21/03    20,813  24,120
Federal Farm Credit Bank:
9 1/2%, 5/9/00    6,000  6,634
 6.32%, 9/9/02    4,640  4,636
 6.20%, 9/23/02    7,180  7,132
 6.40%, 10/3/02    2,270  2,277
 7.31%, 4/25/05    5,000  5,229
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Federal Home Loan Bank:
9.05%, 5/23/00   $ 5,000 $ 5,462
 8.85%, 6/21/00    2,960  3,219
 5.49%, 2/1/01    3,775  3,672
 6 3/4%, 4/5/04    3,060  3,097
 6.89%, 4/6/04    4,465  4,573
 7.36%, 7/1/04    19,335  20,275
 7.38%, 8/5/04    5,890  6,186
 7.46%, 9/9/04    5,000  5,275
 7.59%, 3/10/05    3,010  3,202
 7.315%, 4/21/05    6,320  6,614
Federal Home Loan Mortgage Corporation:
7.93%, 1/20/05    12,195  13,211
 8%, 1/26/05    3,300  3,588
 8.115%, 1/31/05    25,475  27,875
Federal National Mortgage Association:
5.72%, 3/8/01    4,400  4,311
 5.73%, 1/6/03    7,865  7,606
 7.49%, 3/2/05    1,815  1,917
 7.65%, 3/10/05    10,620  11,343
 7.35%, 3/28/05    14,635  15,333
 7 3/8%, 3/28/05    4,450  4,678
 7.16%, 5/11/05    32,635  33,726
Government Trust Certificates (assets of Trust guaranteed by
U.S. Government through Defense Security Assistance
Agency) Class 1-C, 9 1/4%, 11/15/01    990  1,061
Guaranteed Export Trust Certificates
(assets of Trust guaranteed by U.S. Government
through Export-Import Bank) Series:
 1993-C, 5.20%, 10/15/04    5,879  5,645
  1993-D, 5.23%, 5/15/05    4,222  4,050
  1994-A, 7.39%, 6/26/06    15,918  16,510
  1994-C, 6.61%, 9/15/99    1,188  1,199
  1994-F, 8.187%, 12/15/04    3,072  3,248
  1995-B, 6.13%, 6/15/04    1,732  1,721
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank)
Series 1994-B, 7 1/2%, 1/26/06    3,158  3,299
Overseas Private Investment Corp. (U.S. Government
guaranteed participation certificate) Series 1994-1995,
6.08%, 8/15/04    9,680  9,542
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Private Export Funding Corp. secured:
7.90%, 3/31/00   $ 1,610 $ 1,697
 8.40%, 7/31/01    16,780  18,210
 6.24%, 5/15/02    3,195  3,176
State of Israel (guaranteed by U.S. Government through
Agency for International Development):
 6 1/8%, 8/15/99    39,380  39,500
  7 1/8%, 8/15/99    2,627  2,696
  8%, 11/15/01    5,590  5,999
  6 1/4%, 8/15/02    23,402  23,271
  6 1/8%, 3/15/03    2,421  2,381
  6 5/8%, 8/15/03    15,800  16,028
  6 5/8%, 2/15/04    840  837
  7 5/8%, 8/15/04    4,710  4,978
  5.89%, 8/15/05    20,448  19,469
U.S. Housing & Urban Development:
6.44%, 8/1/99    10,000  10,095
 6.59%, 8/1/00    13,500  13,667
 6.67%, 8/1/01    7,000  7,101
 7.66%, 8/1/15    3,715  3,787
U.S. Trade Trust 6 3/4%, 8/15/08    10,000  10,115
  464,473
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,230,080)   1,234,047
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 5.8%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.5%
 7%, 7/1/99 to 7/1/01    13,232  13,382
 8 1/2%, 6/15/13    112  116
  13,498
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.2%
 6%, 2/15/11 to 4/15/26    78,453  75,593
 6 1/2%, 9/15/25 to 4/15/26    86,713  82,957
 8.67%, 6/15/97 (a)    19  19
 12 1/2%, 9/15/11 to 8/15/15    334  394
  158,963
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.1%
 7 1/2%, 9/15/25   $ 1,239 $ 1,244
 8%, 5/15/22    25  26
 9 1/2%, 9/15/09 to 10/15/15    153  167
 10%, 12/15/13 to 8/15/17    441  484
  1,921
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $173,954)   174,382
COMMERCIAL MORTGAGE SECURITIES - 2.2%
Blackrock Capital Funding LLC
Series 1996 Class C2, 7.62%, 11/16/26 (b)    3,850  3,908
CS First Boston Mortgage Securities Corp.
Series 1995-WF1 Class A-2, 6.648%, 12/21/27   15,000  14,715
Midland Realty Acceptance Corp. sequential pay
Series 1997-C1 Class A1, 7.315%, 4/25/03    8,000  8,114
Oregon Commerical Mortgage, Inc.
Series 1995-1 Class A, 7.15%, 6/25/26 (b)    5,605  5,640
Resolution Trust Corp. Series:
1995-C1 Class A-4A, 6 1/4%, 2/25/27    3,634  3,630
 1995-C2 Class A-1B, 6 1/4%, 5/25/27    7,850  7,700
 1995-C2 Class D, 7%, 5/25/27    3,061  2,964
Structured Asset Securities Corp. Series:
1993-C1 Class A-1, 6.60%, 10/25/24    825  824
 1995-C4 Class A-1A, 6.90%, 6/25/26    6,962  6,962
 1996 Class A-1A, 5.711%, 2/25/28    761  757
 1996 Class A-1B, 5.751%, 2/25/28    2,470  2,446
Wells Fargo Capital Markets Apartment Financing Trust
6.56%, 12/29/05 (b)    8,000  7,920
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $65,741)   65,580
FOREIGN GOVERNMENT OBLIGATIONS - 3.2%
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
Irish Republic yankee 8 5/8%, 4/15/01   $ 10,500 $ 11,332
Manitoba Province yankee:
6 3/8%, 10/15/99    16,340  16,434
 6 7/8%, 9/15/02    17,500  17,810
Newfoundland Province yankee 7.32%, 10/13/23    7,054  6,892
Ontario Province yankee:
7 3/4%, 6/4/02    11,000  11,660
 7 3/8%, 1/27/03    7,500  7,812
 17%, 11/5/11    12,145  12,951
 15 1/4%, 8/31/12    5,085  5,748
 11 1/2%, 3/10/13    6,270  6,946
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $100,652)   97,585
SUPRANATIONAL OBLIGATIONS - 0.8%
African Development Bank:
10%, 11/1/97    4,000  4,164
 8.70%, 5/1/01    5,000  5,441
 7 3/4%, 12/15/01    8,000  8,443
European Investment Bank 11 5/8%, 2/1/99    2,500  3,042
Inter-American Development Bank 9.45%, 9/15/98   2,000  2,120
International Bank for Reconstruction & Development euro
11 1/8%, 1/13/98    2,000  2,114
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $24,949)   25,324
CASH EQUIVALENTS - 1.2%
  MATURITY
  AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.54%, dated
10/31/96 due 11/1/96  $ 37,935  37,929
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $3,030,450)  $ 3,031,904
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $100,323,000 or 3.3% of net assets.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 77.4% AAA, AA, A 73.6%
Baa 16.8% BBB  21.2%
Ba 1.9% BB  0.8%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government.
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  89.5%
Canada  4.5
Supranational  1.4
Malaysia   1.2
Netherlands  1.2
Others (individually less than 1%)  2.2
TOTAL  100.0%
INCOME TAX INFORMATION
At October 31, 1996 the aggregate cost of investment securities for income tax purposes was $3,030,450,000. Net unrealized appreciation aggregated $1,454,000, of which $28,661,000 related to appreciated investment securities and $27,207,000 related to depreciated investment securities.




 .
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) OCTOBER 31, 1996 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                                  $ 3,031,904
agreements of $37,929) (cost $3,030,450) -
See accompanying schedule

Cash                                                                                       3,986

Receivable for investments sold                                                            135,563

Interest receivable                                                                        50,120

 TOTAL ASSETS                                                                              3,221,573

LIABILITIES

Payable for investments purchased                                             $ 158,591

Payable for fund shares redeemed                                               9,529

Distributions payable                                                          580

Accrued management fee                                                         1,122

Other payables and accrued expenses                                            695

 TOTAL LIABILITIES                                                                         170,517

NET ASSETS                                                                                $ 3,051,056

Net Assets consist of:

Paid in capital                                                                           $ 3,081,972

Distributions in excess of net investment income                                           (8,492)

Accumulated undistributed net realized gain (loss) on                                      (23,861)
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                              1,437
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 301,721 shares outstanding                                                $ 3,051,056

NET ASSET VALUE, offering price and redemption price                                       $10.11
per share ($3,051,056 (divided by) 301,721 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)

INVESTMENT INCOME                                                               $ 106,423
Interest

EXPENSES

Management fee                                                        $ 6,529

Transfer agent fees                                                    3,431

Accounting fees and expenses                                           358

Non-interested trustees' compensation                                  6

Custodian fees and expenses                                            53

Registration fees                                                      33

Audit                                                                  26

Legal                                                                  12

Miscellaneous                                                          6

 Total expenses before reductions                                      10,454

 Expense reductions                                                    (243)     10,211

NET INVESTMENT INCOME                                                            96,212

REALIZED AND UNREALIZED GAIN (LOSS)                                              (20,486)
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on                          50,663
investment securities

NET GAIN (LOSS)                                                                  30,177

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                 $ 126,389
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                        SIX MONTHS       YEAR ENDED
                                                            ENDED OCTOBER    APRIL 30,
                                                            31,1996          1996
                                                            (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                  $ 96,212         $ 176,237
Net investment income

 Net realized gain (loss)                                    (20,486)         39,087

 Change in net unrealized appreciation (depreciation)        50,663           (42,093)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             126,389          173,231
FROM OPERATIONS

Distributions to shareholders                                (96,334)         (175,620)
From net investment income

 From net realized gain                                      (5,259)          -

 In excess of net realized gain                              (3,376)          -

 TOTAL DISTRIBUTIONS                                         (104,969)        (175,620)

Share transactions                                           796,017          1,657,878
Net proceeds from sales of shares

 Reinvestment of distributions                               100,663          167,400

 Cost of shares redeemed                                     (747,829)        (1,404,741)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             148,851          420,537
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    170,271          418,148

NET ASSETS

 Beginning of period                                         2,880,785        2,462,637

 End of period (including distributions in excess of net    $ 3,051,056      $ 2,880,785
investment income of $8,492 and $8,370,
respectively)

OTHER INFORMATION
Shares

 Sold                                                        80,146           161,750

 Issued in reinvestment of distributions                     10,076           16,326

 Redeemed                                                    (75,192)         (136,971)

 Net increase (decrease)                                     15,030           41,105


FINANCIAL HIGHLIGHTS
      SIX MONTHS       YEARS ENDED APRIL 30,
      ENDED OCTOBER
      31, 1996

      (UNAUDITED)      1996                    1995   1994 D   1993   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 10.050   $ 10.030   $ 10.230   $ 10.700   $ 10.270   $ 10.070
beginning of period

Income from Investment          .329       .684       .591       .705       .784       .764
Operations
Net investment
income

 Net realized and               .089       (.004)     (.074)     (.381)     .496       .197
 unrealized gain
(loss)

 Total from investment          .418       .680       .517       .324       1.280      .961
 operations

Less Distributions              (.328)     (.660)     (.598)     (.704)     (.790)     (.761)
From net investment
 income

 From net                       (.020)     -          -          -          (.060)     -
 realized gain

 In excess of net               (.010)     -          (.100)     (.090)     -          -
 realized gain

 Return of capital              -          -          (.019)     -          -          -

 Total distributions            (.358)     (.660)     (.717)     (.794)     (.850)     (.761)

Net asset value,               $ 10.110   $ 10.050   $ 10.030   $ 10.230   $ 10.700   $ 10.270
end of period

TOTAL RETURN B, C               4.25%      6.85%      5.32%      2.93%      12.90%     9.82%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 3,051    $ 2,881    $ 2,463    $ 1,782    $ 1,639    $ 1,235
period (in millions)

Ratio of expenses to            .71% A     .73%       .68%       .64%       .61%       .63%
average net assets                                                         E          E

Ratio of expenses to            .69% A     .71%       .68%       .64%       .61%       .63%
average net assets             , F        F
after expense
reductions

Ratio of net investment         6.50% A    6.48%      6.31%      6.88%      7.44%      7.45%
income to average
net assets

Portfolio turnover rate         123% A     169%       75%        81%        51%        80%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED .
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D EFFECTIVE MAY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1996 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Intermediate Bond Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
FOREIGN CURRENCY TRANSLATION.
The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, futures transactions, market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
 FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the
2. OPERATING POLICIES -
CONTINUED
REPURCHASE AGREEMENTS - CONTINUED
underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,906,736,000 and $1,755,675,000, respectively, of which U.S. government and government agency obligations aggregated $1,380,234,000 and $1,558,133,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annualized rate of .44% of average net assets.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .23% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
The fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $13,000 and $230,000, respectively, under these arrangements.
INVESTMENT ADVISER
Fidelity Management & Research
  Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Global Bond
Government Securities
Intermediate Bond
Investment Grade Bond
Mortgage Securities
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(registered trademark) Ginnie Mae
Spartan Government Income
Spartan High Income
Spartan Investment Grade Bond
Spartan Limited Maturity Government
Spartan Short-Intermediate  Government
Spartan Short-Term Bond
Target Timeline 1999, 2001 & 2003
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
* INDEPENDENT TRUSTEES
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)FIDELITY

LARGE CAP STOCK
FUND
SEMIANNUAL REPORT
OCTOBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on investing
                            strategies.

PERFORMANCE            4    How the fund has done over time.

FUND TALK              6    The managers' review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES     9    A summary of major shifts in the
                            fund's investments over the past six
                            months.

INVESTMENTS            10   A complete list of the fund's
                            investments with their market
                            values.

FINANCIAL STATEMENTS   19   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  23   Notes to the financial statements.

DISTRIBUTIONS          27


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although stocks have managed to post solid returns through the first 10 months of 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996    PAST 6   PAST 1   LIFE OF
                                  MONTHS   YEAR     FUND

Large Cap Stock                   9.29%    21.28%   28.44%

S&P 500 (registered trademark)    9.08%    24.10%   33.74%

Growth Funds Average              4.81%    18.47%   n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, or since the fund started on June 22, 1995. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the performance of the growth funds average, which reflects the performance of 721 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past six months. Both benchmarks include reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996    PAST 1   LIFE OF
                                  YEAR     FUND

Large Cap Stock                   21.28%   20.14%

S&P 500                           24.10%   23.76%

Growth Funds Average              18.47%   n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19961031 19961111 091445 S00000000000001
             Large Cap Stock             SP Standard & Poor 500
             00338                       SP001
  1995/06/22      10000.00                    10000.00
  1995/06/30       9870.00                    10019.95
  1995/07/31      10260.00                    10352.21
  1995/08/31      10330.00                    10378.20
  1995/09/30      10720.00                    10816.16
  1995/10/31      10590.00                    10777.54
  1995/11/30      10990.00                    11250.68
  1995/12/31      11079.92                    11467.37
  1996/01/31      11420.84                    11857.71
  1996/02/29      11621.38                    11967.64
  1996/03/31      11661.49                    12082.88
  1996/04/30      11751.73                    12260.99
  1996/05/31      12022.46                    12577.20
  1996/06/30      12092.09                    12625.12
  1996/07/31      11488.55                    12067.34
  1996/08/31      11859.14                    12321.84
  1996/09/30      12653.28                    13015.31
  1996/10/31      12854.47                    13374.27
IMATRL PRASUN   SHR__CHT 19961031 19961111 091446 R00000000000020

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Large Cap Stock Fund on June 22, 1995, when the fund started. As the chart shows, by October 31, 1996, the value of the investment would have grown to $12,844 - a 28.44% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $13,374 - a 33.74% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and return
of a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money.
But if you can ride out the
market's ups and downs, you
may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Thomas Sprague, Portfolio Manager of Fidelity Large Cap Stock Fund
Q. HOW DID THE FUND PERFORM, TOM?
A. For the six months that ended October 31, 1996, the fund had a total return of 9.29%. For the past year, it returned 21.28%. For the same periods, the Standard & Poor's 500 Index returned 9.08% and 24.10%, respectively. Additionally, the growth funds average, as tracked by Lipper Analytical Services, was 4.81% for the past six months and 18.47% for the past year.
Q. HOW WOULD YOU CHARACTERIZE THE INVESTING CLIMATE DURING THE PERIOD?
A. It's been pretty benign. Interest rates, after rising early in the year, were flat to down over the past six months. Corporate earnings have come in stronger than expected. According to Dow Jones, net income rose 27% in the third quarter on a year-over-year basis after a 19% increase in the second quarter and flat earnings at the beginning of the year. This combination of good earnings growth and an absence of rising rates allowed the market to post solid returns during the period.
Q. BEFORE WE LOOK AT WHAT HAPPENED WITH THE FUND, WOULD YOU MIND SUMMARIZING WHAT YOU LOOK FOR IN A COMPANY?
A. Basically, I look for companies that offer three things: strong short-term earnings momentum, good long-term earnings growth and attractive valuations. I'm looking for companies with a competitive edge and those that have built a substainable competitive advantage in manufacturing, distribution, marketing or R&D. These are the types of companies that can grow their earnings at least 10% a year over a three- to five-year time frame.
Q. LET'S LOOK AT SOME OF THE MAJOR INDUSTRY AREAS IN THE FUND. WHAT HAPPENED WITH TECHNOLOGY?
A. Technology stocks were a mixed bag. Earlier in the period, we saw rising inventories, weakening demand and negative earnings announcements from some of the larger tech companies. Since the market correction in July, however, not only have the valuations of technology stocks improved, but their business prospects also have shown improvement. Inventories are being worked down and demand has increased - as evident in the uptick in the semiconductor industry's book-to-bill ratio. As a result, I've overweighted the technology sector in the fund. Some tech stocks I favored included chip-maker Intel - which reported a 41% year-over-year earnings gain for the third quarter - semiconductor company Adaptec, IBM and networking firm Cisco Systems.
Q. HOW ABOUT RETAIL?
A. Retail stocks, after two or three years of subpar performance, turned out to be a pleasant story as companies cut expenses, slashed inventory levels and decreased square footage growth. As a result, even on only moderate sales growth, retail profitability has been up strongly to date. I owned some specialty retailers with a good niche business, such as Gymboree and PETsMART. I also focused on broad-lined retailers that are reinventing the way they do business, such as Sears and Toys-R-Us.
Q. WHAT TYPE OF COMPANY DID YOU LOOK FOR IN HEALTH CARE?
A. I liked pharmaceuticals. Health care stocks, particularly pharmaceuticals, did well over the period as demand remained strong and earnings projections were generally met or beaten. In a nutshell, pharmaceutical usage is increasing fairly rapidly driven by an aging population - Baby Boomers are entering their higher prescription-usage years - and an acceleration of new drug approvals by the FDA.
Q. THE FUND ALSO HAS A FAIRLY LARGE POSITION IN FINANCE STOCKS. WHAT'S THE STORY THERE?
A. The finance sector has performed pretty well for some time. We've seen a fairly favorable interest rate environment, a strong stock market, good earnings and solid across-the-board demand for financial services. Additionally, the banking industry has improved earnings through consolidation, balance sheet restructuring and cost cutting.
Q. WAS THERE AN AREA THAT PROVED DISAPPOINTING?
A. The fund was hurt by exposure in the telecommunications area - specifically, its positions in long-distance and local telephone companies. AT&T, in a development that was representative of the entire sector, lost 10% of its value when it announced its earnings would be adversely affected by a slowdown in the consumer long-distance market. In addition, as investors began to sort out the ramifications of the telecommunications law enacted earlier this year, it appeared the law would hurt local phone companies in the short term by opening up their markets to long-distance carriers.
Q. WHAT DO YOU SEE GOING FORWARD?
A. Earnings growth and interest rates have the most impact on stock market performance. Since I can't predict where rates are going, I'll concentrate on earnings and stick to my basic philosophy of looking for companies that offer short-term earnings momentum, long-term earnings growth and good valuations. If rates stay where they are and earnings growth momentum can be sustained, the market should stay healthy. If something significant happens - be it a rate hike or a recession - it could be a different ballgame.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to seek long-term
growth of capital by investing
in companies with market
capitalizations greater than
$1 billion at the time of
investment
FUND NUMBER: 338
TRADING SYMBOL: FLCSX
START DATE: June 22, 1995
SIZE: as of October 31, 1996,
more than $106 million
MANAGER: Tom Sprague,
since March, 1996; manager,
Fidelity Advisor Large Cap
Fund, since March 1996;
joined Fidelity in 1989
(checkmark)
TOM SPRAGUE COMPARES AND
CONTRASTS LARGE AND SMALL
COMPANIES:
"Large companies typically
have been around longer and
are more entrenched within
their marketplaces. So,
they're able to develop
capabilities smaller
companies just can't compete
with. A good large company
has lots of weapons in its
arsenal. Take a company like
Walt Disney for example,
which rarely has "down"
earnings. If it's looking at a
weak period, it just dips into
its film archives and
re-releases "Snow White," for
instance. This gives it a boost
in earnings that smaller movie
companies can't match.
"The drawback to larger
companies is that because of
their sheer size, they normally
don't exhibit the rapid
growth rate typified by smaller
companies. Smaller
companies can also react to
market shifts more quickly."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF OCTOBER 31, 1996
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE STOCKS
                                                  6 MONTHS AGO

International Business Machines    2.3            3.1
Corp.

General Electric Co.               2.0            2.4

Merck & Co., Inc.                  1.7            1.3

Aetna, Inc.                        1.6            0.5

Adaptec, Inc.                      1.5            1.3

Cisco Systems, Inc.                1.4            1.4

Toys "R" Us, Inc.                  1.4            0.6

Sears, Roebuck & Co.               1.4            1.1

American Home Products Corp.       1.4            0.8

Intel Corp.                        1.3            0.3

TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1996
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET SECTORS
                                    6 MONTHS AGO

Technology           19.1           18.5

Health               12.7           15.3

Finance              11.8           11.4

Retail & Wholesale   9.9            9.5

Energy               7.2            6.1

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1996 * AS OF APRIL 30, 1996 **
Row: 1, Col: 1, Value: 8.6
Row: 1, Col: 2, Value: 91.40000000000001
Row: 1, Col: 1, Value: 1.1
Row: 1, Col: 2, Value: 98.90000000000001
Stocks 91.4%
Short-term
investments 8.6%
FOREIGN
INVESTMENTS  3.3%

Stocks 98.9%
Short-term
investments 1.1%
FOREIGN
INVESTMENTS  3.1%
*
**
INVESTMENTS OCTOBER 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 91.4%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.4%
Lockheed Martin Corp.   5,280 $ 473,220
BASIC INDUSTRIES - 3.2%
CHEMICALS & PLASTICS - 1.5%
du Pont (E.I.) de Nemours & Co.   6,900  639,956
Monsanto Co.   8,100  320,963
Praxair, Inc.   12,900  570,825
  1,531,744
METALS & MINING - 0.1%
Alumax, Inc.   3,300  106,013
PACKAGING & CONTAINERS - 1.6%
Owens-Illinois, Inc. (a)  86,070  1,334,085
Tupperware Corp.   6,800  349,350
  1,683,435
PAPER & FOREST PRODUCTS - 0.0%
Kimberly-Clark Corp.   300  27,975
TOTAL BASIC INDUSTRIES   3,349,167
CONGLOMERATES - 1.7%
AlliedSignal, Inc.   11,400  746,700
Tyco International Ltd.   21,660  1,074,878
  1,821,578
CONSTRUCTION & REAL ESTATE - 0.5%
BUILDING MATERIALS - 0.5%
Sherwin-Williams Co.   12,000  601,500
DURABLES - 2.9%
AUTOS, TIRES, & ACCESSORIES - 0.9%
Echlin, Inc.   7,100  231,638
Snap-on Tools Corp.   20,300  652,138
  883,776
CONSUMER ELECTRONICS - 0.5%
Black & Decker Corp.   14,700  549,413
HOME FURNISHINGS - 0.6%
Leggett & Platt, Inc.   22,400  669,200
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
DURABLES - CONTINUED
TEXTILES & APPAREL - 0.9%
Jones Apparel Group, Inc. (a)  5,900 $ 184,375
Nine West Group, Inc. (a)   7,240  361,095
Warnaco Group, Inc. Class A  17,500  435,313
  980,783
TOTAL DURABLES   3,083,172
ENERGY - 7.2%
ENERGY SERVICES - 2.2%
BJ Services Co. (a)  10,600  475,675
Dresser Industries, Inc.   12,300  404,363
Halliburton Co.   15,600  883,350
Schlumberger Ltd.   6,040  598,715
  2,362,103
OIL & GAS - 5.0%
Anadarko Petroleum Corp.   6,900  439,013
Atlantic Richfield Co.   3,820  506,150
British Petroleum PLC ADR  10,207  1,312,875
Burlington Resources, Inc.   10,400  523,900
Occidental Petroleum Corp.   17,100  418,950
Oryx Energy Co. (a)  11,100  213,675
Phillips Petroleum Co.   9,010  369,410
Royal Dutch Petroleum Co. ADR  6,100  1,008,788
Unocal Corp.   12,249  448,620
  5,241,381
TOTAL ENERGY   7,603,484
FINANCE - 11.8%
BANKS - 3.8%
BankAmerica Corp.   6,700  613,050
Bank of New York Co., Inc.   36,980  1,224,963
Citicorp  8,100  801,900
NationsBank Corp.   14,500  1,366,625
  4,006,538
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - 1.5%
American Express Co.   23,610 $ 1,109,670
Household International, Inc.   5,400  477,900
  1,587,570
FEDERAL SPONSORED CREDIT - 2.2%
Federal Home Loan Mortgage Corporation  10,300  1,040,300
Federal National Mortgage Association  33,700  1,318,513
  2,358,813
INSURANCE - 4.3%
Aetna, Inc.   25,100  1,678,563
Allstate Corp.   25,071  1,407,110
American International Group, Inc.   4,600  499,675
MBIA, Inc.   7,300  646,963
UNUM Corp.   4,200  264,075
  4,496,386
TOTAL FINANCE   12,449,307
HEALTH - 12.7%
DRUGS & PHARMACEUTICALS - 5.7%
Allergan, Inc.   3,900  118,950
American Home Products Corp.   23,620  1,446,725
Bristol-Myers Squibb Co.   8,700  920,025
Merck & Co., Inc.   24,170  1,791,601
Pharmacia & Upjohn, Inc.   9,900  356,400
Pfizer, Inc.   4,450  368,238
Schering-Plough Corp.   7,590  485,760
SmithKline Beecham PLC ADR  9,200  576,150
  6,063,849
MEDICAL EQUIPMENT & SUPPLIES - 3.8%
Baxter International, Inc.   15,880  661,005
Becton, Dickinson & Co.   20,440  889,140
Bergen Brunswig Corp. Class A  35,000  1,098,125
Cardinal Health, Inc.   2,700  211,950
Johnson & Johnson  12,500  615,625
St. Jude Medical, Inc. (a)  13,220  522,190
  3,998,035
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - 3.2%
Columbia/HCA Healthcare Corp.   37,575 $ 1,343,306
HEALTHSOUTH Rehabilitation Corp. (a)  2,900  108,750
Health Care & Retirement Corp. (a)  15,150  373,069
Health Management Associates, Inc. Class A (a)   21,530  473,660
Oxford Health Plans, Inc. (a)  4,200  191,100
PacifiCare Health Systems, Inc. Class B (a)  6,800  477,700
Tenet Healthcare Corp. (a)  18,400  384,100
  3,351,685
TOTAL HEALTH   13,413,569
INDUSTRIAL MACHINERY & EQUIPMENT - 4.6%
ELECTRICAL EQUIPMENT - 2.5%
General Electric Co.   22,390  2,166,233
Westinghouse Electric Corp.   24,800  424,700
  2,590,933
INDUSTRIAL MACHINERY & EQUIPMENT - 2.1%
Caterpillar, Inc.   13,470  924,379
Ingersoll-Rand Co.   12,900  536,963
Stanley Works  27,700  782,525
  2,243,867
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   4,834,800
MEDIA & LEISURE - 5.0%
ENTERTAINMENT - 0.2%
Carnival Cruise Lines, Inc. Class A  5,300  159,663
Disney (Walt) Co.   1,400  92,225
  251,888
LEISURE DURABLES & TOYS - 0.3%
Hasbro, Inc.   8,000  311,000
LODGING & GAMING - 2.6%
HFS, Inc. (a)  13,280  972,760
Hilton Hotels Corp.   8,700  264,263
ITT Corp. (a)  5,300  222,600
La Quinta Motor Inns, Inc.   19,700  394,000
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - CONTINUED
Marriott International, Inc.   10,940 $ 622,213
Mirage Resorts, Inc. (a)  11,900  261,800
  2,737,636
PUBLISHING - 1.3%
Knight-Ridder, Inc.   13,000  485,875
Scholastic Corp. (a)  5,000  366,250
Times Mirror Co. Class A  10,800  499,500
  1,351,625
RESTAURANTS - 0.6%
Brinker International, Inc. (a)  27,300  464,100
Rainforest Cafe, Inc. (a)  6,600  214,500
  678,600
TOTAL MEDIA & LEISURE   5,330,749
NONDURABLES - 6.2%
AGRICULTURE - 0.4%
Pioneer Hi-Bred International, Inc.   6,400  429,600
BEVERAGES - 0.7%
Coca-Cola Co. (The)  5,360  270,680
PepsiCo, Inc.   17,140  507,773
  778,453
FOODS - 1.2%
ConAgra, Inc.   3,800  189,525
General Mills, Inc.   7,100  405,588
Ralston Purina Group  3,670  242,679
Sysco Corp.   11,000  374,000
  1,211,792
HOUSEHOLD PRODUCTS - 1.7%
First Brands Corp.   14,800  419,950
Gillette Co.   5,500  411,125
Procter & Gamble Co.   9,390  929,610
  1,760,685
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONDURABLES - CONTINUED
TOBACCO - 2.2%
Philip Morris Companies, Inc.   14,380 $ 1,331,948
RJR Nabisco Holdings Corp.   35,096  1,013,397
  2,345,345
TOTAL NONDURABLES   6,525,875
PRECIOUS METALS - 0.3%
Newmont Mining Corp.   6,900  319,125
RETAIL & WHOLESALE - 9.9%
APPAREL STORES - 0.8%
Gymboree Corp. (a)  28,820  900,625
DRUG STORES - 2.0%
Eckerd Corp. (a)  22,700  629,925
General Nutrition Companies, Inc. (a)  44,500  812,125
Rite Aid Corp.   19,900  676,600
  2,118,650
GENERAL MERCHANDISE STORES - 2.0%
Dollar General Corp.   9,175  254,606
Sears, Roebuck & Co.   30,380  1,469,633
Wal-Mart Stores, Inc.   15,530  413,486
  2,137,725
GROCERY STORES - 0.6%
Kroger Co. (The) (a)  13,700  611,363
RETAIL & WHOLESALE, MISCELLANEOUS - 4.5%
Circuit City Stores, Inc.   24,300  795,825
Home Depot, Inc. (The)  3,700  202,575
Lowe's Companies, Inc.   19,310  779,641
PETsMART, Inc. (a)  33,200  896,400
Staples, Inc. (a)  20,500  381,813
Sunglass Hut International, Inc. (a)   1,300  11,538
Toys "R" Us, Inc. (a)  43,700  1,480,338
Viking Office Products, Inc. (a)   5,900  171,838
  4,719,968
TOTAL RETAIL & WHOLESALE   10,488,331
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - 1.1%
ADVERTISING - 0.6%
Omnicom Group, Inc.   11,800 $ 587,050
SERVICES - 0.5%
CDI Corp. (a)  6,500  178,750
Service Corp. International  13,660  389,310
  568,060
TOTAL SERVICES   1,155,110
TECHNOLOGY - 19.1%
COMMUNICATIONS EQUIPMENT - 4.2%
Ascend Communications, Inc. (a)   19,790  1,293,771
Cisco Systems, Inc. (a)  23,960  1,482,525
Lucent Technologies, Inc.   2,025  95,175
Network General Corp. (a)  42,300  1,020,488
Pairgain Technologies, Inc.   1,400  96,425
3Com Corp. (a)  7,080  478,785
  4,467,169
COMPUTER SERVICES & SOFTWARE - 4.8%
America Online, Inc. (a)  9,900  268,538
American Management Systems, Inc. (a)  14,600  461,725
Automatic Data Processing, Inc.   16,860  701,798
CUC International, Inc. (a)  43,123  1,056,514
Ceridian Corp. (a)  5,050  250,606
Computer Sciences Corp. (a)  6,860  509,355
Electronic Data Systems Corp.   7,140  321,300
Equifax Inc.   14,700  437,325
Forte Software, Inc. (a)  10,300  388,825
Oracle Systems Corp. (a)  9,500  401,969
PeopleSoft, Inc. (a)  3,100  278,225
  5,076,180
COMPUTERS & OFFICE EQUIPMENT - 5.8%
Adaptec, Inc. (a)  26,520  1,614,405
Bay Networks, Inc. (a)  27,495  556,774
Compaq Computer Corp. (a)  7,620  530,543
International Business Machines Corp.   18,720  2,414,880
Pitney Bowes, Inc.   17,810  995,134
  6,111,736
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
ELECTRONICS - 3.3%
Analog Devices, Inc. (a)  20,200 $ 525,200
Intel Corp.   13,000  1,428,375
Linear Technology Corp.   35,540  1,190,590
Maxim Integrated Products, Inc. (a)  10,500  367,500
  3,511,665
PHOTOGRAPHIC EQUIPMENT - 1.0%
Eastman Kodak Co.   13,470  1,074,233
TOTAL TECHNOLOGY   20,240,983
TRANSPORTATION - 0.9%
RAILROADS - 0.9%
CSX Corp.   22,316  962,378
UTILITIES - 3.9%
CELLULAR - 0.9%
360 Degrees Communications Co. (a)   22,800  515,850
Vodafone Group PLC sponsored ADR  10,000  386,250
  902,100
TELEPHONE SERVICES - 3.0%
Ameritech Corp.   16,650  911,588
Frontier Corp.   24,790  718,910
LCI International, Inc. (a)   11,000  350,625
MCI Communications Corp.   4,400  110,550
SBC Communications, Inc.   18,180  884,003
WorldCom, Inc. (a)  9,600  234,000
  3,209,676
TOTAL UTILITIES   4,111,776
TOTAL COMMON STOCKS
(Cost $88,033,560)   96,764,124
CASH EQUIVALENTS - 8.6%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.54%, dated
10/31/96 due 11/1/96  $ 9,048,392 $ 9,047,000
TOTAL INVESTMENT IN SECURITIES -  100%
(Cost $97,080,560)  $ 105,811,124
LEGEND
1. Non-income producing
INCOME TAX INFORMATION
At October 31, 1996, the aggregate cost of investment securities for income tax purposes was $97,305,035. Net unrealized appreciation aggregated $8,506,089, of which $10,443,557 related to appreciated investment securities and $1,937,468 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS  OCTOBER 31, 1996 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                   $ 105,811,124
agreements of $9,047,000) (cost $97,080,560) -
See accompanying schedule

Cash                                                                        25,696

Receivable for investments sold                                             882,305

Receivable for fund shares sold                                             2,017,781

Dividends receivable                                                        104,969

 TOTAL ASSETS                                                               108,841,875

LIABILITIES

Payable for investments purchased                            $ 1,782,912

Payable for fund shares redeemed                              903,876

Accrued management fee                                        45,780

Other payables and accrued expenses                           57,680

 TOTAL LIABILITIES                                                          2,790,248

NET ASSETS                                                                 $ 106,051,627

Net Assets consist of:

Paid in capital                                                            $ 94,666,239

Undistributed net investment income                                         321,225

Accumulated undistributed net realized gain (loss)                          2,333,599
on investments

Net unrealized appreciation (depreciation) on investments                   8,730,564

NET ASSETS, for 8,740,077 shares outstanding                               $ 106,051,627

NET ASSET VALUE, offering price and redemption price per                    $12.13
share ($106,051,627 (divided by) 8,740,077 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)

INVESTMENT INCOME                                                                 $ 629,832
Dividends

Interest                                                                           154,892

 TOTAL INCOME                                                                      784,724

EXPENSES

Management fee                                                        $ 254,184
Basic fee

 Performance adjustment                                                (15,152)

Transfer agent fees                                                    143,458

Accounting fees and expenses                                           30,422

Non-interested trustees' compensation                                  184

Custodian fees and expenses                                            14,494

Registration fees                                                      17,165

Audit                                                                  19,995

Legal                                                                  366

Miscellaneous                                                          134

 Total expenses before reductions                                      465,250

 Expense reductions                                                    (7,017)     458,233

NET INVESTMENT INCOME                                                              326,491

REALIZED AND UNREALIZED GAIN (LOSS)                                                2,767,243
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on                            4,249,032
investment securities

NET GAIN (LOSS)                                                                    7,016,275

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                   $ 7,342,766
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          SIX MONTHS       JUNE 22, 1995
                                                          ENDED OCTOBER    (COMMENCEMENT
                                                          31,              OF OPERATIONS) TO
                                                          1996             APRIL 30, 1996
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 326,491        $ 378,629
Net investment income

 Net realized gain (loss)                                  2,767,243        4,227,079

 Change in net unrealized appreciation (depreciation)      4,249,032        4,481,532

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           7,342,766        9,087,240
FROM OPERATIONS

Distributions to shareholders                              (131,443)        (234,188)
From net investment income

 From net realized gain                                    (4,074,742)      -

 TOTAL DISTRIBUTIONS                                       (4,206,185)      (234,188)

Share transactions                                         82,790,992       175,308,389
Net proceeds from sales of shares

 Reinvestment of distributions                             4,158,520        232,753

 Cost of shares redeemed                                   (72,200,503)     (96,228,157)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           14,749,009       79,312,985
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  17,885,590       88,166,037

NET ASSETS

 Beginning of period                                       88,166,037       -

 End of period (including undistributed net investment    $ 106,051,627    $ 88,166,037
income of $321,225 and $144,441, respectively)

OTHER INFORMATION
Shares

 Sold                                                      7,073,855        16,103,293

 Issued in reinvestment of distributions                   363,824          21,007

 Redeemed                                                  (6,218,200)      (8,603,702)

 Net increase (decrease)                                   1,219,479        7,520,598

FINANCIAL HIGHLIGHTS
                                                        SIX MONTHS    JUNE 22, 1995
                                                        ENDED         (COMMENCEMEN
                                                        OCTOBER 31,
                                                        1996          T
                                                        OF OPERATIONS)TO

                                                        (UNAUDITED)   APRIL 30, 1996

SELECTED PER-SHARE DATA

Net asset value, beginning of period                     $ 11.72       $ 10.00

Income from Investment Operations

 Net investment income                                    .04          .05

 Net realized and unrealized gain (loss)                  1.01         1.70

 Total from investment operations                         1.05         1.75



Less Distributions

 From net investment income                               (.02)        (.03)

 From net realized gain                                   (.62)         -

 Total distributions                                      (.64)         (.03)

Net asset value, end of period                           $ 12.13       $ 11.72

TOTAL RETURN B, C                                         9.29%         17.52%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                  $ 106,052     $ 88,166

Ratio of expenses to average net assets                   1.08% A       1.31% A

Ratio of expenses to average net assets after expense     1.07% A, D    1.30% A
reductions                                                             , D

Ratio of net investment income to average net assets      .76% A        .70% A

Portfolio turnover rate                                   111% A        155% A

Average commission rate E                                $ .0360

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1996 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Large Cap Stock Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications, are primarily due to differing treatments for losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain
(loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contract is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
2. OPERATING POLICIES -
CONTINUED
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $52,679,266 and $45,604,584, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus) .20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. The fund's performance adjustment took effect in June, 1996. For the period, the management fee was equivalent to an annualized rate of .56% of average net assets after the performance adjustment.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .33% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $12,112 for the period.
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $6,847 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $82 and $88, respectively, under these arrangements.
DISTRIBUTIONS


The Board of Trustees of Fidelity Large Cap Stock Fund voted to pay on December 9, 1996, to shareholders of record at the opening of business on December 6, 1996, a distribution of $.18 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.03 per share from net investment income.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
540 Lake Cook Road
Deerfield, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI


INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
Fidelity Management & Research
 (U.K.) Inc., London, England
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Thomas Sprague, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export Fund
Fidelity Fifty Fund
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Stock Fund
Stock Selector
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-5555
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
* INDEPENDENT TRUSTEES
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)FIDELITY

SMALL CAP STOCK
FUND
SEMIANNUAL REPORT
OCTOBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on investing
                            strategies.

PERFORMANCE            4    How the fund has done over time.

FUND TALK              6    The manager's review of fund
                            performance, strategy, and outlook.

INVESTMENT CHANGES     9    A summary of major shifts in the
                            fund's investments over the past six
                            months.

INVESTMENTS            10   A complete list of the fund's
                            investments with their market
                            values.

FINANCIAL STATEMENTS   23   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  27   Notes to the financial statements.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although stocks have managed to post solid returns through the first 10 months of 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996            PAST 6   PAST 1   LIFE OF
                                          MONTHS   YEAR     FUND

Small Cap Stock                           -4.32%   5.44%    42.89%

Small Cap Stock (incl. 3% sales charge)   -7.19%   2.27%    38.60%

Russell 2000(registered trademark)        -1.53%   16.60%   55.94%

Small Company Growth Funds Average        -0.05%   20.44%   n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, or since the fund started on June 28, 1993. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell 2000 Index - an unmanaged index of 2,000 small capitalization stocks with market values of $250 million or less. To measure how the fund's performance stacked up against its peers, you can compare it to the small company growth funds average, which reflects the performance of 410 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past six months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996                  PAST 1   LIFE OF
                                                YEAR     FUND

Small Cap Stock                                 5.44%    11.25%

Small Cap Stock (incl. 3% sales charge)         2.27%    10.24%

Russell 2000                                    16.60%   14.19%

Small Company Growth Funds                      20.44%   n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19961031 19961111 095418 S00000000000001
             Small Cap Stock             RS Russell 2000
             00336                       RS002
  1993/06/28       9700.00                    10000.00
  1993/06/30       9700.00                    10166.14
  1993/07/31       9767.90                    10306.50
  1993/08/31      10126.80                    10751.75
  1993/09/30      10340.20                    11055.17
  1993/10/31      10417.80                    11339.71
  1993/11/30      10126.80                    10966.49
  1993/12/31      10555.20                    11341.44
  1994/01/31      10818.60                    11697.03
  1994/02/28      10906.39                    11654.72
  1994/03/31      10184.50                    11039.38
  1994/04/30      10350.34                    11105.00
  1994/05/31      10077.19                    10980.30
  1994/06/30       9579.68                    10607.45
  1994/07/31       9657.72                    10781.73
  1994/08/31      10340.59                    11382.51
  1994/09/30      10282.06                    11344.40
  1994/10/31      10477.16                    11299.63
  1994/11/30       9979.64                    10843.27
  1994/12/31      10204.29                    11134.60
  1995/01/31       9823.46                    10994.12
  1995/02/28      10165.23                    11451.46
  1995/03/31      10438.65                    11648.68
  1995/04/30      10673.01                    11907.69
  1995/05/31      10878.07                    12112.44
  1995/06/30      12085.13                    12740.78
  1995/07/31      13331.93                    13474.67
  1995/08/31      13518.46                    13753.42
  1995/09/30      13862.06                    13999.04
  1995/10/31      13145.40                    13372.97
  1995/11/30      13322.11                    13934.83
  1995/12/31      12921.50                    14302.49
  1996/01/31      12702.49                    14287.16
  1996/02/29      13004.93                    14732.41
  1996/03/31      13244.79                    15032.31
  1996/04/30      14485.84                    15836.11
  1996/05/31      14976.00                    16460.16
  1996/06/30      14130.95                    15784.25
  1996/07/31      13091.43                    14405.60
  1996/08/31      13708.65                    15241.99
  1996/09/30      14293.37                    15837.64
  1996/10/31      13860.24                    15593.55
IMATRL PRASUN   SHR__CHT 19961031 19961111 095420 R00000000000044

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Small Cap Stock Fund on June 28, 1993, when the fund started, and a 3% sales charge was paid. As the chart shows, by October 31, 1996, the value of the investment would have grown to $13,860 - a 38.60% increase on the initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,594 - a 55.94% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and return
of a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money.
But if you can ride out the
market's ups and downs, you
may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Brad Lewis, Portfolio Manager of Small Cap Stock Fund
Q. HOW DID THE FUND PERFORM, BRAD?
A. For the six- and 12-month periods ending on October 31, 1996, the fund returned -4.32% and 5.44%, respectively. The small company growth funds average was -0.05% for the six month period and 20.44% for the 12-month time period, according to Lipper Analytical Services.
Q. WHY DID THE FUND UNDERPERFORM ITS PEERS?
A. As you can see by the six- and 12-month performance numbers, the fund's performance still lags its peers, but has improved - versus the average small company fund - during the past six months. The fund's underperformance during the past six months isn't attributable to any one investment or sector weighting. While the fund underperformed its Lipper average, I think that a more accurate comparison is the Russell 2000, an index of smaller cap companies, which returned -1.53% for the period. This fund is a straightforward small cap fund while many competitors invest in larger cap companies and performed better than this fund during the period. Another reason for underperformance is recurring significant cash flows both into and out of the fund. Accommodating trading has hurt the fund's performance due to the high cost of trading small cap stocks. A 90-day redemption fee was implemented at the end of last year in order to discourage investments in the portfolio by individuals with a very short term investment horizon.
Q. WHAT CHANGES HAVE YOU MADE TO THE FUND'S QUANTITATIVE MODELS SINCE THE LAST REPORT SIX MONTHS AGO?
A. The quantitative group developed and is using a proprietary optimizer that is much more flexible than the commercial one I used before. An optimizer is the computer program that takes the expected returns of stocks and reconciles them with factors such as liquidity and desired industry weightings, and actually creates the portfolio. This new tool enables me to choose listed stocks in favor of those that are traded over-the-counter. For example, if I've found two stocks that are otherwise pretty equal in terms of expected returns and one of them is listed on the New York Stock Exchange and the other is a NASDAQ security, then the optimizer will buy the listed security. As NASDAQ trading practices have come under increased scrutiny, liquidity has become worse since fewer dealers are making markets in over-the-counter stocks. Of course, in large stocks such as Microsoft and Intel it doesn't make a difference, but in some smaller stocks, bid and ask spreads have been increasing.
Q. WHAT OTHER CHANGES HAVE YOU MADE TO THE FUND'S STOCK SELECTION
METHODOLOGY?
A. I've placed less emphasis on top-down industry models and more on bottom-up stock selection models, since they seem to work better in this type of market environment.
Q. WHAT STOCKS CONTRIBUTED TO THE FUND'S PERFORMANCE DURING THE PAST SIX
MONTHS?
A. Although I cut the fund's technology weighting by nearly two-thirds, a couple of high-tech stocks were stand-out performers. Western Digital's stock more than doubled in the past six months. The company has benefited from increased demand for hard disk drives. Its earnings were up more than 300% in the third quarter after a 58% increase in sales. I sold the fund's position in Western Digital by the end of the period because the stock price exceeded my expectations. Another stock, Chips & Technologies, was a beneficiary of a booming market for laptop computers, its revenues were up more than 20% and its earnings were up more than 100% during the past six months.
Q. WHERE ELSE DID YOU FIND OPPORTUNITIES?
A. American Travelers, an insurance company, made a couple of acquisitions that were applauded by Wall Street, and Red Lion Hotels was bought out by Doubletree Corporation at a very favorable price. I sold the fund's position in American Travelers by the end of the period, realizing a gain for the fund.
Q. WHICH INVESTMENTS DIDN'T WORK OUT AS YOU WOULD HAVE LIKED?
A. Credence Systems had excellent revenues and earnings growth during the period, but its stock suffered because it makes test equipment for semiconductor manufacturers and semiconductor pricing has eroded during 1996. By the end of the period, the fund no longer owned Credence Systems. Similarly, LTX Corp.'s earnings dropped off due to weakness in the semiconductor equipment market. By the end of the period, the fund no longer owned shares of either company.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
A. I've done some quantitative research recently that suggests small cap stocks will probably stop underperforming the overall market in the next six to 12 months, although it's unlikely that they'll outperform during that period. Small company stocks tend to perform best when the economy is emerging from a bear market - certainly not the market backdrop we've been experiencing. However, small cap stocks have had their own bear market - severely lagging big cap stocks - since 1994, and I think that cycle could be coming to an end. Going forward, however, I expect earnings growth to decelerate, which will make stock selection much more important. I welcome that change since I believe this fund tends to do better in an environment of decelerating earnings; that's because I try to emphasize stocks with earnings growth that is greater than the overall market.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: capital appreciation
by investing mainly in equity
securities of companies with
small market capitalizations,
chosen in part by using
computer-aided
quantitative analysis.
FUND NUMBER: 336
TRADING SYMBOL: FDSCX
START DATE: June 28, 1993
SIZE: as of October 31, 1996,
more than $524 million
MANAGER: Bradford Lewis,
since 1993; manager, Fidelity
Disciplined Equity, since 1988,
and Fidelity Stock Selector,
since 1990; joined Fidelity in
1985
(checkmark)
BRAD LEWIS ON HIS INVESTMENT
PHILOSOPHY:
"Smaller companies
generally have a much
greater potential for
increasing their earnings than
do the larger companies that
dominate the Standard &
Poor's 500 Index. However, in
a market environment in which
well-known consumer
nondurable companies are
favored over smaller,
higher-growth stocks, it's
nearly impossible for small
companies to outperform the
market.
"I think that skewing this
fund's holdings in favor of
slower-growing, high-priced
stocks because they're
temporarily in favor would be
a disservice to shareholders.
That's not what this fund was
designed to do. Instead, my
goal is to maintain a
diversified portfolio of stocks
whose earnings and revenue
growth are stronger than that
of the overall market. I think
that if I continue to employ
quantitative and fundamental
research methods to
reconcile value and growth
with near-term earnings
prospects, the fund will be in a
better position to outperform
the overall market over time.
"During the past six months,
we've seen the market really
bid up expensive consumer
nondurable stocks. While it may
be frustrating in the near term, I
believe that with a longer time
horizon, investors are much
better off owning smaller
stocks with better growth
prospects and lower
price-to-earnings multiples."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF OCTOBER 31, 1996
                                    % OF FUND'S   % OF FUND'S
                                    INVESTMENTS   INVESTMENTS
                                                  IN THESE STOCKS
                                                  6 MONTHS AGO

Ross Stores, Inc.                   2.5           1.6

Aames Financial Corp.               2.4           2.1

Champion Enterprises, Inc.          1.9           1.1

Exide Corp.                         1.8           0.0

California Federal Bancorp., Inc.   1.7           1.3

Sanmina Corp.                       1.5           1.6

Department 56, Inc.                 1.2           0.9

Tiffany & Co., Inc.                 1.1           1.0

Olympic Financial Ltd.              1.1           1.1

Houghton Mifflin Co.                1.1           0.0

TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1996
                     % OF FUND'S   % OF FUND'S
                     INVESTMENTS   INVESTMENTS
                                   IN THESE MARKET SECTORS
                                   6 MONTHS AGO

Finance              22.0          17.9

Technology           8.9           31.3

Retail & Wholesale   8.3           3.5

Health               6.5           4.9

Energy               6.5           1.8

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1996 * AS OF APRIL 30, 1996 **
Row: 1, Col: 1, Value: 15.5
Row: 1, Col: 2, Value: 44.5
Row: 1, Col: 3, Value: 40.0
Row: 1, Col: 1, Value: 13.8
Row: 1, Col: 2, Value: 46.2
Row: 1, Col: 3, Value: 40.0
Stocks 84.5
%
Short-term
investments 15.5
%
FOREIGN
INVESTMENTS 0.4
%
Stocks 86.2%
Short-term
investments 13.8%
FOREIGN
INVESTMENTS 1.3%
*
**
INVESTMENTS OCTOBER 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 84.5%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.5%
AEROSPACE & DEFENSE - 0.0%
Wyman-Gordon Co. (a)  7,900 $ 173,800
DEFENSE ELECTRONICS - 0.5%
Logicon, Inc.   42,000  1,737,750
Tracor, Inc. (a)  50,000  1,137,500
  2,875,250
TOTAL AEROSPACE & DEFENSE   3,049,050
BASIC INDUSTRIES - 3.6%
CHEMICALS & PLASTICS - 1.5%
Cytec Industries, Inc. (a)  62,400  2,230,800
Foamex International, Inc. (a)  156,000  2,437,500
Fuller (H.B.) Co.   75,000  3,131,250
Tredegar Industries, Inc.   150  5,738
  7,805,288
IRON & STEEL - 0.2%
WHX Corp. (a)  148,900  1,247,038
METALS & MINING - 1.5%
AFC Cable Systems, Inc.   10,000  177,500
Belden, Inc.   84,300  2,423,625
Commonwealth Aluminum Corp.   68,000  1,071,000
Encore Wire Corp.   15,000  240,000
Olympic Steel, Inc. (a)  48,000  1,200,000
Reliance Steel & Aluminum Co.   14,000  512,750
Superior Telecom, Inc. (a)  16,000  284,000
Wolverine Tube, Inc. (a)  56,000  2,233,000
  8,141,875
PAPER & FOREST PRODUCTS - 0.4%
Fibreboard Corp. (a)  63,000  2,023,875
Mosinee Paper Corp.   10,000  285,000
  2,308,875
TOTAL BASIC INDUSTRIES   19,503,076
CONGLOMERATES - 0.4%
GenCorp, Inc.   127,000  2,095,500
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
CONSTRUCTION & REAL ESTATE - 3.5%
BUILDING MATERIALS - 1.6%
ACX Technologies, Inc. (a)  118,000 $ 2,094,500
Carlisle Companies, Inc.   23,000  1,308,125
Centex Construction Products, Inc.   21,100  329,688
Insilco Corp. (a)  28,000  1,092,000
Lone Star Industries, Inc.  72,000  2,646,000
Southdown, Inc.   40,000  1,095,000
  8,565,313
CONSTRUCTION - 1.7%
Cavalier Homes, Inc.   98,000  1,825,250
Continental Homes Holding Corp.   90,000  1,462,500
Crossman Communities, Inc. (a)  23,000  428,375
Jacobs Engineering Group, Inc.   70,000  1,548,750
M/I Schottenstein Homes, Inc. (a)  4,000  35,500
NCI Building Systems, Inc. (a)  87,400  2,862,350
Schult Homes Corp.   7,000  168,875
Southern Energy Homes, Inc. (a)  72,000  1,071,000
  9,402,600
ENGINEERING - 0.2%
Apogee Enterprises, Inc.   28,000  1,078,000
REAL ESTATE - 0.0%
Arden Realty Group, Inc. (a)  4,000  90,500
TOTAL CONSTRUCTION & REAL ESTATE   19,136,413
DURABLES - 5.5%
AUTOS, TIRES, & ACCESSORIES - 0.6%
Miller Industries, Inc. (a)  8,000  187,000
Mascotech, Inc.   57,000  897,750
R & B, Inc. (a)  23,000  186,875
Smith (A.O.) Corp. Class B  73,000  1,916,250
United Auto Group, Inc.   500  17,188
  3,205,063
CONSUMER DURABLES - 2.0%
Department 56, Inc. (a)  291,400  6,410,800
Sola Group Ltd. (a)  124,000  4,479,500
  10,890,300
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
DURABLES - CONTINUED
HOME FURNISHINGS - 0.8%
Chromcraft Revington, Inc.   20,000 $ 515,000
Ethan Allen Interiors, Inc.   87,000  3,110,250
O'Sullivan Corp. (a)  38,300  445,238
  4,070,488
TEXTILES & APPAREL - 2.1%
Galey & Lord, Inc. (a)  15,500  215,063
Mohawk Industries, Inc. (a)  111,000  2,691,750
Phillips-Van Heusen Corp.   79,000  869,000
St. John Knits, Inc.  40,000  1,830,000
Vans, Inc. (a)  124,000  2,061,500
Westpoint Stevens, Inc. Class A (a)  90,000  2,396,250
Wolverine World Wide, Inc.   57,000  1,410,750
  11,474,313
TOTAL DURABLES   29,640,164
ENERGY - 6.5%
COAL - 0.5%
Zeigler Coal Holding Co.   146,000  2,646,250
ENERGY SERVICES - 3.4%
Cliffs Drilling Co. (a)  35,000  1,500,625
Energy Ventures, Inc. (a)  20,000  880,000
Global Industries Ltd. (a)  230,000  4,140,000
Marine Drilling Companies, Inc.   180,000  2,497,500
Maverick Tube Corp. (a)  29,000  456,750
Newpark Resources, Inc.  76,000  2,850,000
Seacor Holdings, Inc. (a)  31,000  1,674,000
Seitel, Inc.  56,900  2,261,775
Tuboscope Vetco Corp. (a)  144,000  2,196,000
  18,456,650
OIL & GAS - 2.6%
Caltex Australia Ltd.   70,900  233,433
Comstock Resources, Inc. (a)  170,000  2,188,750
Giant Industries, Inc.   33,000  507,375
KCS Group, Inc.  800  34,500
McFarland Energy, Inc. (a)  500  5,750
National-Oilwell, Inc.   500  11,625
Newfield Exploration Co. (a)  16,500  779,625
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Nuevo Energy Corp. (a)  16,300 $ 812,963
Parker & Parsley Petroleum Co.   203,000  5,836,250
Plains Resources, Inc. (a)  73,000  1,022,000
Veritas DGC, Inc.   46,000  943,000
Vintage Petroleum, Inc.   21,100  622,450
Western Gas Resources, Inc.   74,000  1,174,750
  14,172,471
TOTAL ENERGY   35,275,371
FINANCE - 22.0%
BANKS - 4.7%
CCB Financial Corp.   53,000  3,021,000
Centura Banks, Inc.   32,000  1,244,000
City National Corp.   189,500  3,316,250
Hancock Holding Co.   4,000  159,000
Imperial Bancorp  78,000  1,511,250
Magna Group, Inc.   94,000  2,632,000
Mississippi Valley Bancshares, Inc.   1,000  38,000
National Commerce Bancorp.  15,000  525,000
North Fork Bancorp., Inc.   82,000  2,593,250
ONBANCorp, Inc.   70,000  2,546,250
One Valley Bancorp of West Virginia, Inc.   28,750  937,969
Silicon Valley Bancshares (a)  25,000  653,125
T R Financial Corp.   83,000  2,521,125
Trustmark Corp.   15,000  375,000
UAB Financial Corp.   21,000  829,500
UST Corp.   52,000  932,750
USBANCORP, Inc.  22,000  858,000
Westamerica Bancorp  19,000  964,250
  25,657,719
CLOSED END INVESTMENT COMPANY - 1.9%
All Seasons Global Fund, Inc.   108,300  473,813
Alliance Global Environment Fund  60,000  795,000
Central European Equity Fund  51,284  1,006,449
Emerging Germany Fund, Inc. (a)  100,000  787,500
Emerging Markets Infrastructure Fund, Inc.   68,300  717,150
GT Global Developing Markets Fund  225,000  2,475,000
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
CLOSED END INVESTMENT COMPANY - CONTINUED
Global Health Sciences Fund (a)  15,000 $ 255,000
Growth Fund of Spain, Inc.   30,000  363,750
Morgan Stanley Asia-Pacific Fund, Inc.   50,000  512,500
Southern Africa Fund, Inc.   25,200  415,800
TCW/DW Emerging Markets Opportunities Trust (SBI)  200,000  2,050,000
Templeton Dragon Fund, Inc.   45,000  630,000
  10,481,962
CREDIT & OTHER FINANCE - 6.4%
Aames Financial Corp.   290,550  12,965,785
AmeriCredit Corp. (a)  190,900  3,627,100
Consumer Portfolio Services, Inc. (a)  34,000  416,500
First Merchants Acceptance Corp.   94,200  1,672,050
Money Store, Inc.   223,500  5,755,125
Olympic Financial Ltd.   381,600  6,057,900
RCSB Financial, Inc.   103,000  2,987,000
Southern Pacific Funding Corp. (a)  1,000  31,500
Triad Guaranty, Inc. (a)  31,500  952,875
  34,465,835
INSURANCE - 3.0%
American Heritage Life Investment Corp.   15,000  331,875
Arbatax International, Inc. (a)  107,500  741,750
CMAC Investments  58,800  4,064,550
Capital Re Corp.   38,000  1,472,500
Delphi Financial Group, Inc. Class A (a)  37,200  1,046,250
First American Financial Corp. (a)  8,000  301,000
Guaranty National Corp.   50,000  787,500
Life USA Holding, Inc. (a)  124,200  1,179,900
Markel Corp. (a)  15,500  1,348,500
Navigators Group, Inc. (a)  20,000  365,000
Philadelphia Consolidated Holding Corp. (a)  12,000  279,000
RLI Corp.   13,000  359,125
Reinsurance Group of America, Inc.   20,000  907,500
Security-Connecticut Corp.   52,000  1,664,000
Zurich Reinsurance Centre Holdings, Inc.   38,000  1,140,000
  15,988,450
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
SAVINGS & LOANS - 6.0%
Albank Financial Corp.   54,000 $ 1,498,500
Astoria Financial Corp.   13,600  481,100
California Federal Bancorp., Inc. (a)  385,400  8,960,550
California Federal Bank FSB contingent litigation
recovery rights (a)  24,640  267,960
California Financial Holding Co.   19,000  448,875
CenFed Financial Corp.   35,493  940,565
CitFed Bancorp, Inc.   15,000  671,250
Commercial Federal Corp.   104,000  4,355,000
Farmers & Mechanics Bank (a)  18,000  569,250
First Liberty Financial Corp.   7,500  131,250
First Republic Bancorp, Inc. (a)  30,000  461,250
FirstFed Financial Corp. (a)  15,000  330,000
Glendale Federal Bank FSB  103,000  1,892,625
Haven Bancorp., Inc.   59,000  1,578,250
Interwest Bancorp., Inc.   17,000  514,250
Metropolitan Bancorp (a)  16,000  282,000
St. Paul Bancorp, Inc.   87,000  2,294,625
Security Capital Corp.   26,000  1,716,000
Sovereign Bancorp., Inc.   193,000  2,267,750
Washington Federal, Inc.   126,000  3,024,000
  32,685,050
TOTAL FINANCE   119,279,016
HEALTH - 6.5%
DRUGS & PHARMACEUTICALS - 1.1%
Curative Technologies, Inc. (a)  77,000  1,751,750
Dura Pharmaceuticals, Inc. (a)  125,000  4,312,500
  6,064,250
MEDICAL EQUIPMENT & SUPPLIES - 2.0%
AmeriSource Health Corp. Class A (a)  126,000  5,339,250
BEC Group, Inc. (a)  443,000  2,159,625
EMPI, Inc. (a)  25,800  403,125
Sofamor/Danek Group, Inc. (a)  113,600  3,124,000
  11,026,000
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - 3.4%
GranCare, Inc. (a)  107,000 $ 1,926,000
Living Centers of America, Inc. (a)  114,000  2,664,750
Orthodontic Centers of America, Inc. (a)  89,600  1,288,000
Regency Health Services, Inc.   14,500  163,125
Renal Treatment Centers, Inc. (a)  146,200  3,910,850
Rotech Medical Corp. (a)  182,000  2,912,000
Sun Healthcare Group (a)  276,700  3,527,925
Universal Health Services, Inc. Class B (a)  81,000  2,025,000
  18,417,650
TOTAL HEALTH   35,507,900
INDUSTRIAL MACHINERY & EQUIPMENT - 6.3%
ELECTRICAL EQUIPMENT - 2.5%
American Power Conversion Corp. (a)  1,200  25,650
Antec Corp. (a)  75,900  811,181
BMC Industries, Inc.   157,000  4,651,125
Computer Products, Inc. (a)  172,000  3,397,000
Hughes Supply, Inc.   43,000  1,634,000
LSI Lighting Systems, Inc.   64,900  649,000
MagneTek, Inc.   60,000  667,500
Oak Industries, Inc. (a)  73,000  1,852,375
  13,687,831
INDUSTRIAL MACHINERY & EQUIPMENT - 3.7%
Bearings, Inc.   42,000  1,092,000
Commercial Intertech Corp.   135,000  1,501,875
DT Industries, Inc.   32,500  1,283,750
Donaldson Company, Inc.   8,300  242,775
Exide Corp.   381,000  9,906,000
Gardner Denver Machinery, Inc. (a)  32,000  1,008,000
Global Industrial Technologies, Inc. (a)  78,000  1,452,750
Graco, Inc.   53,000  1,212,375
IDEX Corp.   20,500  771,313
Lindsay Manufacturing Co.   10,000  430,000
Watts Industries, Inc. Class A  60,000  1,252,500
  20,153,338
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
POLLUTION CONTROL - 0.1%
Zurn Industries, Inc.   15,300 $ 384,413
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   34,225,582
MEDIA & LEISURE - 5.3%
BROADCASTING - 0.3%
International Family Entertainment Class B (a) 86,000 1,537,250 ENTERTAINMENT - 0.0%
GC Companies, Inc. (a)  6,000  203,250
LEISURE DURABLES & TOYS - 2.9%
Champion Enterprises, Inc. (a)  513,440  10,140,440
Coachmen Industries, Inc.   49,600  1,388,800
Coastcast Corp. (a)  92,000  1,679,000
Galoob (Lewis) Toys, Inc. (a)  65,000  1,746,875
Tyco Toys, Inc. (a)  168,000  1,071,000
  16,026,115
LODGING & GAMING - 0.5%
Doubletree Corp. (a)  42,000  1,703,625
Homegate Hospitality, Inc.   100,000  875,000
  2,578,625
PUBLISHING - 1.1%
Houghton Mifflin Co.   119,000  5,905,375
RESTAURANTS - 0.5%
Foodmaker, Inc. (a)  160,000  1,560,000
Morton's Restaurant Group, Inc. (a)  20,000  307,500
Sbarro, Inc.   26,200  691,025
  2,558,525
TOTAL MEDIA & LEISURE   28,809,140
NONDURABLES - 0.9%
HOUSEHOLD PRODUCTS - 0.4%
Paragon Trade Brands, Inc. (a)  81,000  2,126,250
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONDURABLES - CONTINUED
TOBACCO - 0.5%
Dimon, Inc.   30,000 $ 570,000
Universal Corp.   78,000  2,125,500
  2,695,500
TOTAL NONDURABLES   4,821,750
RETAIL & WHOLESALE - 8.3%
APPAREL STORES - 2.9%
Buckle, Inc. (The) (a)  20,000  510,000
Burlington Coat Factory Warehouse Corp. (a)  70,000  857,500
Dress Barn, Inc. (a)  60,000  787,500
Hibbett Sporting Goods, Inc. (a)  3,000  61,500
Ross Stores, Inc.   329,000  13,653,500
  15,870,000
DRUG STORES - 0.4%
Arbor Drugs, Inc.   86,000  1,945,750
GENERAL MERCHANDISE STORES - 1.5%
Family Dollar Stores, Inc.   135,000  2,295,000
MacFrugals Bargains Closeouts, Inc. (a)  54,000  1,316,250
Meyer (Fred), Inc. (a)  70,000  2,458,750
Proffitts, Inc. (a)  56,100  2,265,038
  8,335,038
GROCERY STORES - 0.1%
Riser Foods, Inc. Class A  15,000  403,125
RETAIL & WHOLESALE, MISCELLANEOUS - 3.4%
Daisytek International Corp. (a)  27,000  1,032,750
Damark International, Inc. Class A (a)  70,000  621,250
Eagle Hardware & Garden, Inc. (a)  150,000  4,293,750
Finish Line, Inc. Class A (a)  46,900  1,993,250
Land's End, Inc.   30,000  645,000
Sports Authority, Inc. (a)  129,000  3,128,250
Tandycrafts, Inc. (a)  27,000  175,500
Tiffany & Co., Inc.   168,000  6,216,000
Zale Corp. (a)  24,500  474,688
  18,580,438
TOTAL RETAIL & WHOLESALE   45,134,351
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - 2.0%
EDUCATIONAL SERVICES - 0.2%
Educational Medical, Inc.   80,000 $ 802,500
ITT Educational Services, Inc. (a)  7,000  254,625
  1,057,125
LEASING & RENTAL - 0.3%
Oxford Resources Corp. Class A (a)  60,000  1,530,000
PRINTING - 0.1%
Valassis Communications, Inc.   30,000  540,000
SERVICES - 1.4%
ABR Information Services, Inc. (a)  14,000  969,500
CFI Proservices, Inc. (a)  26,700  520,650
Day Runner, Inc. (a)  46,000  1,288,000
Interim Services, Inc. (a)  59,600  2,384,000
Lawyers Title Corp.   73,400  1,293,675
Robert Half International, Inc. (a)  11,000  441,375
Seattle FilmWorks, Inc. (a)  29,000  551,000
Staffmark, Inc. (a)  8,800  114,400
  7,562,600
TOTAL SERVICES   10,689,725
TECHNOLOGY - 8.9%
COMMUNICATIONS EQUIPMENT - 2.8%
Brooktrout Technology, Inc. (a)  51,000  1,644,750
Davox Corp. (a)  40,000  1,440,000
Dynatech Corp. (a)  60,000  2,966,250
ITI Technologies, Inc. (a)  42,000  1,207,500
Jabil Circuit, Inc.   75,000  1,800,000
Periphonics Corp. (a)  140,600  2,495,650
Teltrend, Inc. (a)  40,000  1,320,000
Xircom, Inc. (a)  106,000  2,146,500
  15,020,650
COMPUTER SERVICES & SOFTWARE - 1.4%
Award Software International, Inc.   50,000  350,000
CACI International, Inc. Class A  30,000  519,375
Inacom Corp. (a)  120,000  3,795,000
Intersolv, Inc.   151,300  1,229,313
MDL Information Systems, Inc. (a)  30,000  461,250
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Quickturn Design Systems, Inc. (a)  19,000 $ 277,875
SPSS, Inc. (a)  28,200  877,725
TALX Corp.   2,300  16,388
  7,526,926
COMPUTERS & OFFICE EQUIPMENT - 1.0%
Comverse Technology, Inc.   60,000  2,100,000
Encad, Inc.   17,700  725,700
Ingram Micro, Inc. Class A  1,000  18,000
Insight Enterprises, Inc.   42,000  1,428,000
Microtouch Systems, Inc. (a)  58,000  1,051,250
  5,322,950
ELECTRONIC INSTRUMENTS - 0.2%
Fluke Corp.   33,000  1,320,000
ELECTRONICS - 3.5%
Chips & Technologies, Inc. (a)  130,700  2,597,663
Digital Microwave Corp. (a)  91,800  2,099,925
Esterline Technologies Corp.   30,500  712,938
Hadco Corp. (a)  80,000  2,430,000
Photronics, Inc. (a)  36,500  985,500
Rexel, Inc. (a)  141,000  2,044,500
Sanmina Corp. (a)  175,000  8,006,250
  18,876,776
TOTAL TECHNOLOGY   48,067,302
TRANSPORTATION - 1.2%
SHIPPING - 0.4%
Kirby Corp. (a)  103,000  2,008,500
TRUCKING & FREIGHT - 0.8%
Expeditors International of Washington, Inc.   65,000  2,721,875
Swift Transportation Co., Inc. (a)  74,000  1,683,500
  4,405,375
TOTAL TRANSPORTATION   6,413,875
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UTILITIES - 3.1%
ELECTRIC UTILITY - 0.9%
CILCORP, Inc.   27,000 $ 985,500
Central Louisiana Electric Co., Inc.   58,000  1,573,250
Orange & Rockland Utilities, Inc.   31,000  1,088,875
WPS Resources Corp.   46,000  1,368,500
  5,016,125
GAS - 2.0%
Aquila Gas Pipeline Corp.   24,700  358,150
Eastern Enterprises Co.   76,000  2,926,000
MDU Resources Group, Inc.   57,800  1,293,275
Northwest Natural Gas Co.   31,500  799,313
ONEOK, Inc.   77,000  2,069,375
Southwest Gas Corp.   58,000  1,109,250
Tejas Gas Corp.  3,800  154,375
Washington Energy Co.   50,000  962,500
WICOR, Inc.   35,000  1,246,875
  10,919,113
TELEPHONE SERVICES - 0.2%
Smartalk Teleservices, Inc.   8,000  120,000
Viatel, Inc.   50,000  600,000
  720,000
WATER - 0.0%
Philadelphia Suburban Corp.   5,100  86,700
TOTAL UTILITIES   16,741,938
TOTAL COMMON STOCKS
(Cost $397,837,058)   458,390,153
CASH EQUIVALENTS - 15.5%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.54%, dated
10/31/96 due 11/1/96  $ 83,993,924  83,981,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $481,818,058)  $ 542,371,153
LEGEND
1. Non-income producing
INCOME TAX INFORMATION
At October 31, 1996 the aggregate cost of investment securities for income tax purposes was $481,883,808. Net unrealized appreciation aggregated $60,487,345 of which $73,180,176 related to appreciated investment securities and $12,692,831 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS  OCTOBER 31, 1996 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                  $ 542,371,153
agreements of $83,981,000) (cost $481,818,058) -
See accompanying schedule

Receivable for investments sold                                            19,319,695

Receivable for fund shares sold                                            687,103

Dividends receivable                                                       248,942

Redemption fees receivable                                                 314

Other receivables                                                          304,903

 TOTAL ASSETS                                                              562,932,110

LIABILITIES

Payable to custodian bank                                   $ 50,044

Payable for investments purchased                            35,551,350

Payable for fund shares redeemed                             2,204,027

Accrued management fee                                       254,641

Other payables and accrued expenses                          215,976

 TOTAL LIABILITIES                                                         38,276,038

NET ASSETS                                                                $ 524,656,072

Net Assets consist of:

Paid in capital                                                           $ 468,568,610

Undistributed net investment income                                        746,198

Accumulated undistributed net realized gain (loss) on                      (5,211,831)
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                              60,553,095
investments

NET ASSETS, for 40,990,197 shares outstanding                             $ 524,656,072

NET ASSET VALUE and redemption price per share                             $12.80
($524,656,072 (divided by) 40,990,197 shares)

Maximum offering price per share (100/97.00 of $12.80)                     $13.20


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)

INVESTMENT INCOME                                                                    $ 1,266,596
Dividends

Interest                                                                              2,101,725

 TOTAL INCOME                                                                         3,368,321

EXPENSES

Management fee                                                        $ 1,936,899
Basic fee

 Performance adjustment                                                (178,552)

Transfer agent fees                                                    950,329

Accounting fees and expenses                                           166,187

Non-interested trustees' compensation                                  1,171

Custodian fees and expenses                                            31,069

Registration fees                                                      33,402

Audit                                                                  17,547

Legal                                                                  4,548

Miscellaneous                                                          1,267

 Total expenses before reductions                                      2,963,867

 Expense reductions                                                    (136,190)      2,827,677

NET INVESTMENT INCOME                                                                 540,644

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                                 (8,122,952)

 Foreign currency transactions                                         17

 Futures contracts                                                     3,195,882      (4,927,053)

Change in net unrealized appreciation (depreciation) on                               (26,632,756)
investment securities

NET GAIN (LOSS)                                                                       (31,559,809)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                      $ (31,019,165)
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          SIX MONTHS         YEAR ENDED
                                                          ENDED              APRIL 30,
                                                          OCTOBER 31, 1996   1996
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 540,644          $ 1,921,992
Net investment income

 Net realized gain (loss)                                  (4,927,053)        103,781,965

 Change in net unrealized appreciation (depreciation)      (26,632,756)       27,853,163

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           (31,019,165)       133,557,120
FROM OPERATIONS

Distributions to shareholders                              (465,940)          (2,767,732)
From net investment income

 From net realized gain                                    (23,807,837)       (29,041,972)

 TOTAL DISTRIBUTIONS                                       (24,273,777)       (31,809,704)

Share transactions                                         225,862,402        797,374,193
Net proceeds from sales of shares

 Reinvestment of distributions                             24,127,349         31,586,673

 Cost of shares redeemed                                   (225,294,744)      (938,938,514)

 Redemption fees                                           680,851            67,458

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           25,375,858         (109,910,190)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (29,917,084)       (8,162,774)

NET ASSETS

 Beginning of period                                       554,573,156        562,735,930

 End of period (including undistributed net investment    $ 524,656,072      $ 554,573,156
income of $746,198 and $1,263,137, respectively)

OTHER INFORMATION
Shares

 Sold                                                      16,618,312         60,870,576

 Issued in reinvestment of distributions                   1,776,682          2,512,301

 Redeemed                                                  (17,340,056)       (74,948,283)

 Net increase (decrease)                                   1,054,938          (11,565,406)


FINANCIAL HIGHLIGHTS
      SIX MONTHS       YEARS ENDED APRIL 30,         JUNE 28, 1993
      ENDED OCTOBER                                  (COMMENCEMENT
      31, 1996                                       OF OPERATIONS) TO

SELECTED PER-SHARE DATA   (UNAUDITED)   1996   1995   APRIL 30, 1994


Net asset value, beginning          $ 13.89     $ 10.93     $ 10.61     $ 10.00
of period

Income from Investment
Operations

 Net investment income               .01 F       .07         .05         .02

 Net realized and unrealized         (.60)       3.74        .28         .65
 gain (loss)

 Total from investment               (.59)       3.81        .33         .67
 operations



Less Distributions

 From net investment income          (.01)       (.08)       (.01)       -

 In excess of net investment         -           -           -           (.02)
 income

 From net realized gain              (.51)       (.77)       -           -

 In excess of net realized gain      -           -           -           (.04)

 Total distributions                 (.52)       (.85)       (.01)       (.06)

Redemption fees added to             .02         -           -           -
paid in capital

Net asset value, end of period      $ 12.80     $ 13.89     $ 10.93     $ 10.61

TOTAL RETURN B, C                    (4.32)%     35.72%      3.12%       6.70%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period           $ 524,656   $ 554,573   $ 562,736   $ 661,804
(000 omitted)

Ratio of expenses to average         .98% A      1.01%       .97%        1.20% A
net assets

Ratio of expenses to average net     .94% A,     .99% D      .90% D      1.18% A,
assets after expense                D                                    D
reductions

Ratio of net investment income       .18% A      .39%        .40%        .03% A
to average net assets

Portfolio turnover rate              212% A      192%        182%        210% A

Average commission rate E           $ .0351


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1996 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Small Cap Stock Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures and options transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. REDEMPTION FEES. Shares held in the fund less than 90 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint
2. OPERATING POLICIES - CONTINUED
JOINT TRADING ACCOUNT - CONTINUED
trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
FUTURES CONTRACTS AND OPTIONS. The fund generally uses futures contracts and options to manage its exposure to the stock market and to fluctuations in interest rates and currency values. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $576,349,730 and $550,872,618, respectively.
The market value of futures contracts opened and closed during the period amounted to $283,740,362 and $286,936,244, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .35%. The basic fee is subject to a performance
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
MANAGEMENT FEE - CONTINUED
adjustment (up to a maximum of (plus/minus) .20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets after the performance adjustment.
SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $346,536 on sales of shares of the fund.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .32% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $51,830 for the period.
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $121,349 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $6,167 and $8,674, respectively, under these arrangements.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
Fidelity Management & Research
 (U.K.) Inc., London, England
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Bradford Lewis, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
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THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-5555
 (8 a.m. - 9 p.m.)
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 for the deaf and hearing impaired
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(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
* INDEPENDENT TRUSTEES
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)FIDELITY

MARKET INDEX
FUND
SEMIANNUAL REPORT
OCTOBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on investing
                            strategies.

PERFORMANCE            4    How the fund has done over time.

FUND TALK              6    The manager's review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES     9    A summary of major shifts in the
                            fund's investments over the past six
                            months.

INVESTMENTS            10   A complete list of the fund's
                            investments with their market
                            values.

FINANCIAL STATEMENTS   29   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  33   Notes to the financial statements.

DISTRIBUTIONS          37


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although stocks have managed to post solid returns through the first 10 months of 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). If Fidelity had not reimbursed certain expenses, the past five years and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996    PAST 6   PAST 1   PAST 5    LIFE OF
                                  MONTHS   YEAR     YEARS     FUND

Market Index                      8.89%    23.74%   102.64%   149.61%

S&P 500(registered trademark)     9.08%    24.10%   106.02%   153.00%

S&P 500 Index Objective Funds     8.85%    23.55%   101.32%   n/a
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or since the fund started on March 6, 1990. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the S&P 500 index objective funds average, which reflects the performance of 47 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past six months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996          PAST 1   PAST 5   LIFE OF
                                        YEAR     YEARS    FUND

Market Index                            23.74%   15.17%   14.72%

S&P 500                                 24.10%   15.55%   14.96%

S&P 500 Index Objective Funds Average   23.55%   15.02%   n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19961031 19961107 142033 S00000000000001
             Market Index Fund           SP Standard & Poor 500
             00317                       SP001
  1990/03/06      10000.00                    10000.00
  1990/03/31      10080.00                    10077.26
  1990/04/30       9832.00                     9825.33
  1990/05/31      10828.00                    10783.30
  1990/06/30      10759.05                    10709.97
  1990/07/31      10726.82                    10675.70
  1990/08/31       9755.68                     9710.62
  1990/09/30       9278.83                     9237.71
  1990/10/31       9246.32                     9197.99
  1990/11/30       9843.77                     9792.18
  1990/12/31      10104.76                    10065.38
  1991/01/31      10552.31                    10504.23
  1991/02/28      11307.81                    11255.28
  1991/03/31      11576.40                    11527.66
  1991/04/30      11605.36                    11555.33
  1991/05/31      12101.66                    12054.52
  1991/06/30      11541.33                    11502.42
  1991/07/31      12083.37                    12038.43
  1991/08/31      12362.73                    12323.74
  1991/09/30      12158.48                    12117.94
  1991/10/31      12318.02                    12280.32
  1991/11/30      11818.41                    11785.42
  1991/12/31      13169.28                    13133.67
  1992/01/31      12923.44                    12889.39
  1992/02/29      13084.50                    13056.95
  1992/03/31      12824.48                    12802.34
  1992/04/30      13199.92                    13178.73
  1992/05/31      13259.64                    13243.30
  1992/06/30      13062.40                    13045.98
  1992/07/31      13590.56                    13579.56
  1992/08/31      13311.45                    13301.18
  1992/09/30      13465.08                    13458.13
  1992/10/31      13503.97                    13505.23
  1992/11/30      13957.71                    13965.76
  1992/12/31      14131.46                    14137.54
  1993/01/31      14240.20                    14256.30
  1993/02/28      14431.57                    14450.18
  1993/03/31      14731.95                    14755.08
  1993/04/30      14368.79                    14398.01
  1993/05/31      14749.45                    14783.88
  1993/06/30      14784.85                    14826.75
  1993/07/31      14718.47                    14767.44
  1993/08/31      15267.21                    15327.13
  1993/09/30      15147.31                    15209.11
  1993/10/31      15458.89                    15523.94
  1993/11/30      15307.55                    15376.46
  1993/12/31      15490.51                    15562.52
  1994/01/31      16009.85                    16091.64
  1994/02/28      15571.10                    15655.56
  1994/03/31      14886.68                    14972.97
  1994/04/30      15080.31                    15164.63
  1994/05/31      15323.46                    15413.33
  1994/06/30      14942.26                    15035.70
  1994/07/31      15431.43                    15528.87
  1994/08/31      16056.48                    16165.56
  1994/09/30      15661.49                    15769.50
  1994/10/31      16007.70                    16124.31
  1994/11/30      15420.05                    15537.07
  1994/12/31      15649.20                    15767.48
  1995/01/31      16052.46                    16176.33
  1995/02/28      16671.10                    16806.72
  1995/03/31      17154.37                    17302.69
  1995/04/30      17656.61                    17812.26
  1995/05/31      18352.37                    18524.21
  1995/06/30      18766.45                    18954.53
  1995/07/31      19389.52                    19583.06
  1995/08/31      19436.02                    19632.21
  1995/09/30      20247.40                    20460.69
  1995/10/31      20172.60                    20387.65
  1995/11/30      21046.82                    21282.67
  1995/12/31      21439.08                    21692.57
  1996/01/31      22172.32                    22430.99
  1996/02/29      22371.00                    22638.92
  1996/03/31      22600.27                    22856.93
  1996/04/30      22923.54                    23193.85
  1996/05/31      23503.52                    23792.01
  1996/06/30      23597.08                    23882.66
  1996/07/31      22548.32                    22827.53
  1996/08/31      23009.58                    23308.96
  1996/09/30      24292.52                    24620.79
  1996/10/31      24960.81                    25299.83
IMATRL PRASUN   SHR__CHT 19961031 19961107 142035 R00000000000083

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Market Index Fund on March 6, 1990, when the fund started. As the chart shows, by October 31, 1996, the value of the investment would have grown to $24,961 - a 149.61% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $25,300 - a 153.00% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Jennifer Farrelly, Portfolio Manager of Fidelity Market Index Fund
Q. HOW DID THE FUND PERFORM, JEN?
A. For the six months that ended October 31, 1996, the fund had a total return of 8.89%. Additionally, for the past year, the fund returned 23.74%. These returns compare with the 9.08% return of the Standard & Poor's 500 Index for the past six months and the 24.10% return of the index for the one-year period. Of course, the fund's total return is slightly lower than the index due to management expenses. Additionally, the S&P 500 index objective funds average, as tracked by Lipper Analytical Services, was 8.85% for the past six months and 23.55% for the year.
Q. WHAT HAVE BEEN SOME OF THE MAJOR DEVELOPMENTS IN THE MARKET OVER THE PAST SIX MONTHS?
A. Well, the biggest development was that investors received conclusive evidence that the economy was slowing. The result was the Dow Jones Industrial Average surged above 6000 for the first time and the S&P 500 moved to record levels, bouncing back from a brief correction in July. Investors took heart in the fact that a slower economy - as demonstrated by data such as monthly employment, new unemployment claims, consumer spending, consumer sentiment and third quarter GDP - would not spawn a rise in interest rates and, thus, crimp corporate profits. Additionally, as investors pored over economic data during the period, the Federal Reserve Board took no action on short-term interest rates at its September meeting. More important, from the market's perspective was the fact that wage pressure is not yet an issue for employers. The U.S. Labor Department said that employment costs rose 0.6% in the third quarter, down from 0.8% in the second quarter. Additionally, unemployment in October remained steady at 5.2%.
Q. WERE INVESTORS CONCERNED ABOUT CORPORATE EARNINGS?
A. Absolutely. The strong dollar, combined with a tight labor market, the potential for rising wages, a slower economy and pricing pressure, had investors concerned throughout the period that earnings were going to be lower. A strong dollar is significant because it raises the costs of American goods sold abroad. Additionally, if companies are not able to pass on higher employment costs in the form of price increases, then their profits will suffer. As it turned out, these concerns were unfounded, as third quarter earnings came in stronger than expected. According to Dow Jones, average corporate net income rose 27% on a year-over-year basis after a 19% increase in the second quarter and flat earnings at the beginning of the year.
Q. WHY HAVE LARGE-CAPITALIZATION STOCKS OUTPERFORMED SMALL-CAPITALIZATION
STOCKS?
A. What we've witnessed this year is what investors call a "flight to quality," where large-capitalization companies are sought because of their stable earnings growth and liquidity, meaning they are easier to buy and sell. As the market climbs higher and higher, it becomes more difficult for portfolio managers to pick stocks that will outperform. Many managers, therefore, have moved to larger companies with established track records as a way of keeping up with the market. Some large-cap stocks are also considered "defensive" because they are not influenced by the vagaries of the economy. In the past few months, investors sought defensive stocks - such as food or personal care companies - as signs of a slowing economy emerged.
Q. LET'S LOOK AT SOME OF THE MAJOR SECTORS OF THE MARKET. WHAT HAPPENED IN TECHNOLOGY?
A. Memory chip demand recovered after hitting an all time low in March. In addition, personal computer sales came in stronger than expected, which buoyed many companies with products related to PCs. As an example, chip-maker Intel reported a 41% year-over-year earnings gain for the third quarter. Microsoft also continued its dominance of the software business, and IBM had better earnings than the Street anticipated.
Q. HOW ABOUT SOME OF THE CYCLICAL INDUSTRIES SUCH AS AUTOS?
A. Auto sales continued to be robust, contrary to what many analysts had expected. Much of the uptick in demand is a result of the popularity of minivans and sport-utility vehicles, which are considered high-profit models. Therefore, production is running at high levels at the Big Three auto makers and, as of the third quarter, earnings were strong. One concern for General Motors, however, was a 20-day strike at GM in Canada. Costs associated with the strike have already had a negative effect on the auto maker's earnings.
Q. WHAT'S BEEN THE STORY WITH FINANCE STOCKS?
A. The finance sector has performed pretty well for some time. We've seen a fairly favorable interest rate environment, a strong stock market, good earnings and solid across-the-board demand for financial services. Additionally, the banking industry has improved earnings through consolidation, balance sheet restructuring and cost cutting.
Q. WAS THERE ANY DOWNSIDE TO THE CONTINUALLY STRONG PERFORMANCE OF THE STOCK MARKET?
A. Yes. With investors so fearful about future earnings, companies reporting earnings below Street expectations or those that didn't beat expectations by enough, saw their stock prices punished by the market. One prime example was AT&T, which lost 10% of its value when it announced its earnings would be adversely affected by a slowdown in the consumer long-distance market. As for sectors, some basic industries such as paper and commodity chemicals were hurt by falling prices and increased costs.
Q. WHAT DO YOU SEE GOING FORWARD?
A. The current evidence of a slowing economy has increased investors' confidence in the stock market. Despite this development, I think that investors should understand there is still a great amount of uncertainty given the stock market's high valuations and the questionable strength of future corporate earnings.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to provide returns that
correspond to those of the
S&P 500 Index
FUND NUMBER: 317
TRADING SYMBOL: FSMKX
START DATE: March 6, 1990
SIZE: as of October 31,1996,
more than $1.3 billion
MANAGER: Jennifer Farrelly,
since 1994; manager,
Fidelity U.S. Equity Index
Fund and VIPII: Index 500
Portfolio, since 1994; joined
Fidelity in 1988
(checkmark)
JENNIFER FARRELLY ON CHANGES TO
THE S&P 500:
"The S&P 500 is an index of
500 stocks chosen to be
representative of the broader
market. Periodically, companies
will be added or deleted from the
index. Usually, these changes
are based on events such as
acquisitions, spin-offs or shifts
in asset size."
Some changes to the index in
the past six months involving
some well-known companies
include:
(solid bullet)  May 30: Tupperware Corp.
is added to the housewares
segment of the index.
(solid bullet)  July 18: Following its
merger with Aetna Life &
Casualty, U.S. Healthcare is
removed from the S&P 500.
The company is now known
as Aetna, Inc.
(solid bullet) August 15: Dial Corp. is removed following the spin-off of its consumer products division into a new company called
The Dial Corporation.
(solid bullet)  September 30: Lucent
Technologies - formerly a
unit of AT&T - is added to the
index.
INVESTMENT CHANGES


TOP TEN STOCKS AS OF OCTOBER 31, 1996
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE STOCKS
                                                  6 MONTHS AGO

General Electric Co.               2.9            2.6

Coca-Cola Co. (The)                2.3            2.0

Exxon Corp.                        2.0            2.1

Intel Corp.                        1.6            1.1

Merck & Co., Inc.                  1.6            1.5

Royal Dutch Petroleum Co. ADR      1.6            1.5

Microsoft Corp.                    1.5            1.3

Philip Morris Companies, Inc.      1.4            1.5

International Business Machines    1.2            1.2
Corp.

Procter & Gamble Co.               1.2            1.1

TOP TEN MARKET SECTORS AS OF OCTOBER 31, 1996
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE MARKET SECTORS
                                                  6 MONTHS AGO

Finance                            14.2           13.2

Technology                         12.4           11.7

Nondurables                        10.9           10.8

Health                             10.1           10.0

Utilities                          9.8            11.7

Energy                             8.9            8.8

Basic Industries                   5.9            6.8

Industrial Machinery & Equipment   5.4            5.4

Retail & Wholesale                 4.5            4.7

Media & Leisure                    4.0            4.3

ASSET ALLOCATION
TO MATCH THE STANDARD & POOR'S 500 INDEX, FIDELITY MARKET INDEX FUND SEEKS 100% INVESTMENT EXPOSURE TO STOCKS AT ALL TIMES.
INVESTMENTS OCTOBER 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 95.9%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 1.7%
AEROSPACE & DEFENSE - 1.4%
Boeing Co.   86,280 $ 8,229
Lockheed Martin Corp.   49,668  4,456
McDonnell Douglas Corp.   53,400  2,910
Northrop Grumman Corp.   14,200  1,147
Rockwell International Corp.   54,200  2,981
  19,723
DEFENSE ELECTRONICS - 0.2%
Raytheon Co.   58,640  2,888
SHIP BUILDING & REPAIR - 0.1%
General Dynamics Corp.   15,700  1,077
TOTAL AEROSPACE & DEFENSE   23,688
BASIC INDUSTRIES - 5.9%
CHEMICALS & PLASTICS - 3.0%
Air Products & Chemicals, Inc.   27,720  1,663
Avery Dennison Corp.   12,900  850
Dow Chemical Co.   60,870  4,733
du Pont (E.I.) de Nemours & Co.   138,930  12,885
Eastman Chemical Co.   19,342  1,020
Engelhard Corp.   35,737  652
FMC Corp. (a)  9,100  670
Goodrich (B.F.) Co.   13,220  560
Grace (W.R.) & Co.   21,900  1,161
Great Lakes Chemical Corp.   15,700  818
Hercules, Inc.   26,620  1,268
Monsanto Co.   145,200  5,754
Morton International, Inc.   35,200  1,386
Nalco Chemical Co.   16,580  603
PPG Industries, Inc.   46,300  2,639
Praxair, Inc.   38,500  1,704
Raychem Corp.   11,000  859
Rohm & Haas Co.   16,200  1,156
Union Carbide Corp.   32,200  1,373
  41,754
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
IRON & STEEL - 0.3%
Allegheny Teledyne, Inc.   43,025 $ 920
Armco, Inc. (a)  26,400  99
Bethlehem Steel Corp. (a)  27,400  223
Inland Steel Industries, Inc.   12,000  194
Nucor Corp.   21,800  1,032
USX-U.S. Steel Group  20,860  568
Worthington Industries, Inc.   22,425  465
  3,501
METALS & MINING - 0.7%
Alcan Aluminium Ltd.   56,103  1,844
Aluminum Co. of America  43,220  2,534
ASARCO, Inc.   10,500  276
Cyprus Amax Minerals Co.   23,050  522
Freeport-McMoRan Copper & Gold, Inc. Class B  48,500  1,473
Inco Ltd.   41,758  1,321
Phelps Dodge Corp.   16,340  1,027
Reynolds Metals Co.   15,840  891
  9,888
PACKAGING & CONTAINERS - 0.4%
Ball Corp.   7,555  182
Bemis Co., Inc.   13,100  459
Corning, Inc.   56,940  2,206
Crown Cork & Seal Co., Inc.   31,680  1,521
Tupperware Corp.   15,300  786
  5,154
PAPER & FOREST PRODUCTS - 1.5%
Boise Cascade Corp.   12,100  375
Champion International Corp.   23,600  1,027
Georgia-Pacific Corp.   22,700  1,703
International Paper Co.   74,400  3,181
James River Corp. of Virginia  21,000  662
Kimberly-Clark Corp.   69,765  6,504
Louisiana-Pacific Corp.   26,860  561
Mead Corp.   12,900  732
Potlatch Corp.   7,240  310
Stone Container Corp.   24,514  374
Temple-Inland, Inc.   13,800  707
Union Camp Corp.   16,900  824
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
PAPER & FOREST PRODUCTS - CONTINUED
Westvaco Corp.   25,150 $ 717
Weyerhaeuser Co.   49,200  2,257
Willamette Industries, Inc.   13,600  918
  20,852
TOTAL BASIC INDUSTRIES   81,149
CONGLOMERATES - 1.0%
AlliedSignal, Inc.   70,000  4,586
Crane Co.   7,500  349
Harris Corp.   9,700  607
ITT Industries, Inc.   29,270  681
Textron, Inc.   19,900  1,766
Tyco International Ltd.   37,880  1,880
United Technologies Corp.   30,270  3,897
Whitman Corp.   26,000  631
  14,397
CONSTRUCTION & REAL ESTATE - 0.4%
BUILDING MATERIALS - 0.3%
Armstrong World Industries, Inc.   9,110  608
Masco Corp.   39,700  1,246
Owens-Corning  12,700  492
Sherwin-Williams Co.   21,340  1,070
  3,416
CONSTRUCTION - 0.0%
Centex Corp.   6,960  210
Kaufman & Broad Home Corp.   9,600  115
Pulte Corp.   6,000  159
  484
ENGINEERING - 0.1%
EG & G, Inc.   11,820  208
Fluor Corp.   20,630  1,351
Foster Wheeler Corp.   10,000  410
  1,969
TOTAL CONSTRUCTION & REAL ESTATE   5,869
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - 4.0%
AUTOS, TIRES, & ACCESSORIES - 2.6%
Chrysler Corp.   180,600 $ 6,073
Cooper Tire & Rubber Co.   20,800  408
Cummins Engine Co., Inc.   9,900  412
Dana Corp.   25,300  750
Eaton Corp.   19,180  1,146
Echlin, Inc.   15,300  499
Ford Motor Co.   293,100  9,159
General Motors Corp.   187,356  10,093
Genuine Parts Co.   30,125  1,318
Goodyear Tire & Rubber Co.   38,400  1,762
Johnson Controls, Inc.   10,200  745
NACCO Industries, Inc. Class A  2,300  106
Navistar International Corp. (a)  18,560  172
PACCAR, Inc.   9,538  532
Pep Boys-Manny, Moe & Jack  15,500  543
Snap-on Tools Corp.   15,050  483
TRW, Inc.   16,060  1,453
  35,654
CONSUMER DURABLES - 0.6%
Minnesota Mining & Manufacturing Co.   103,920  7,963
CONSUMER ELECTRONICS - 0.2%
Black & Decker Corp.   21,800  815
Maytag Co.   25,100  499
Newell Co.   39,300  1,115
Whirlpool Corp.   18,500  874
  3,303
TEXTILES & APPAREL - 0.6%
Fruit of the Loom, Inc. Class A (a)  18,800  684
Liz Claiborne, Inc.   18,200  769
NIKE, Inc. Class B  70,920  4,175
Reebok International Ltd.   13,900  497
Russell Corp.   9,600  272
Springs Industries, Inc. Class A  4,900  221
Stride Rite Corp.   12,200  101
VF Corp.   15,800  1,033
  7,752
TOTAL DURABLES   54,672
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - 8.9%
ENERGY SERVICES - 0.9%
Baker Hughes, Inc.   35,900 $ 1,279
Dresser Industries, Inc.   42,140  1,385
Halliburton Co.   30,880  1,749
Helmerich & Payne, Inc.   6,100  330
McDermott International, Inc.   13,500  240
Rowan Companies, Inc. (a)  21,000  470
Schlumberger Ltd.   60,780  6,024
Western Atlas, Inc. (a)  13,140  912
  12,389
OIL & GAS - 8.0%
Amerada Hess Corp.   23,140  1,281
Amoco Corp.   123,110  9,326
Ashland, Inc.   16,030  681
Atlantic Richfield Co.   39,920  5,289
Burlington Resources, Inc.   27,800  1,400
Chevron Corp.   161,780  10,637
Coastal Corp. (The)  26,100  1,122
Exxon Corp.   307,760  27,275
Kerr-McGee Corp.   12,260  769
Louisiana Land & Exploration Co.   8,540  486
Mobil Corp.   97,650  11,401
Occidental Petroleum Corp.   80,100  1,962
Oryx Energy Co. (a)  25,860  498
Pennzoil Co.   11,430  583
Phillips Petroleum Co.   65,100  2,669
Royal Dutch Petroleum Co. ADR  132,720  21,949
Santa Fe Energy Resources, Inc. (a)  22,366  319
Sun Co., Inc.   18,280  409
Texaco, Inc.   65,540  6,661
USX-Marathon Group  71,300  1,560
Union Pacific Resources Group, Inc.   61,663  1,696
Unocal Corp.   61,604  2,256
  110,229
TOTAL ENERGY   122,618
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - 14.2%
BANKS - 7.3%
Banc One Corp.   107,814 $ 4,569
Bank of Boston Corp.   37,799  2,419
Bank of New York Co., Inc.   95,500  3,163
BankAmerica Corp.   89,064  8,149
Bankers Trust New York Corp.   19,950  1,686
Barnett Banks, Inc.   47,700  1,819
Boatmen's Bancshares, Inc.   38,900  2,363
Chase Manhattan Corp.   108,148  9,274
Citicorp  119,169  11,797
Comerica, Inc.   28,400  1,509
CoreStates Financial Corp.   55,100  2,679
Fifth Third Bancorp  26,300  1,647
First Bank System, Inc.   34,900  2,303
First Union Corp.   68,264  4,966
Fleet Financial Group, Inc.   64,980  3,241
KeyCorp.   57,155  2,665
Mellon Bank Corp.   32,313  2,104
Morgan (J.P.) & Co., Inc.   46,119  3,984
National City Corp.   55,044  2,388
NationsBank Corp.   72,050  6,791
Norwest Corp.   91,900  4,032
PNC Financial Corp.   84,360  3,058
Republic New York Corp.   13,800  1,052
SunTrust Banks, Inc.   55,200  2,574
U.S. Bancorp  38,350  1,534
Wachovia Corp.   41,400  2,225
Wells Fargo & Co.   23,374  6,244
  100,235
CREDIT & OTHER FINANCE - 1.3%
American Express Co.   89,472  4,207
Beneficial Corp.   13,200  772
Dean Witter, Discover & Co.   40,618  2,391
First Chicago NBD Corp.   78,360  3,996
Green Tree Financial Corp.   34,100  1,351
Household International, Inc.   23,929  2,118
MBNA Corp.   55,100  2,080
Transamerica Corp.   16,322  1,238
  18,153
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
FEDERAL SPONSORED CREDIT - 1.1%
Federal Home Loan Mortgage Corporation  44,200 $ 4,464
Federal National Mortgage Association  270,480  10,583
  15,047
INSURANCE - 3.9%
Aetna, Inc.   37,230  2,490
Alexander & Alexander Services, Inc.   11,100  169
Allstate Corp.   110,283  6,190
American General Corp.   50,620  1,886
American International Group, Inc.   116,262  12,629
Aon Corp.   26,800  1,548
CIGNA Corp.   18,920  2,469
Chubb Corp. (The)  43,260  2,163
General Re Corp.   20,540  3,025
ITT Hartford Group, Inc.   28,970  1,825
Jefferson Pilot Corp.   17,722  1,008
Lincoln National Corp.   25,760  1,249
Loews Corp.   28,600  2,363
MGIC Investment Corp.   14,500  995
Marsh & McLennan Companies, Inc.   17,960  1,870
Providian Corp.   23,220  1,091
SAFECO Corp.   31,320  1,182
St. Paul Companies, Inc. (The)  20,900  1,136
Torchmark Corp.   17,720  857
Travelers, Inc. (The)  118,931  6,452
UNUM Corp.   18,100  1,138
USF&G Corp.   29,100  553
USLIFE Corp.   8,570  268
  54,556
SAVINGS & LOANS - 0.2%
Ahmanson (H.F.) & Co.   26,500  831
Golden West Financial Corp.   14,200  922
Great Western Financial Corp.   33,938  950
  2,703
SECURITIES INDUSTRY - 0.4%
Merrill Lynch & Co., Inc.   41,700  2,930
Morgan Stanley Group, Inc.   37,700  1,894
Salomon, Inc.   26,000  1,173
  5,997
TOTAL FINANCE   196,691
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - 10.1%
DRUGS & PHARMACEUTICALS - 6.4%
Allergan, Inc.   16,100 $ 491
ALZA Corp. Class A (a)  21,000  543
American Home Products Corp.   157,520  9,648
Amgen, Inc. (a)  65,500  4,016
Bristol-Myers Squibb Co.   124,190  13,133
Lilly (Eli) & Co.   135,408  9,546
Merck & Co., Inc.   301,490  22,347
Pharmacia & Upjohn, Inc.   126,042  4,538
Pfizer, Inc.   159,080  13,164
Schering-Plough Corp.   91,540  5,859
Sigma Aldrich Corp.   12,300  723
Warner-Lambert Co.   67,280  4,281
  88,289
MEDICAL EQUIPMENT & SUPPLIES - 3.0%
Abbott Laboratories  193,320  9,787
Bard (C.R.), Inc.   14,200  401
Bausch & Lomb, Inc.   13,940  470
Baxter International, Inc.   67,600  2,814
Becton, Dickinson & Co.   30,800  1,340
Biomet, Inc.   28,600  461
Boston Scientific Corp. (a)  43,900  2,387
Johnson & Johnson  330,240  16,264
Mallinckrodt, Inc.   18,330  797
Medtronic, Inc.   59,400  3,824
Millipore Corp.   10,800  378
Pall Corp.   28,666  735
St. Jude Medical, Inc. (a)  19,950  788
U.S. Surgical Corp.   15,400  645
  41,091
MEDICAL FACILITIES MANAGEMENT - 0.7%
Beverly Enterprises, Inc. (a)  24,500  303
Columbia/HCA Healthcare Corp.   166,080  5,938
Humana, Inc. (a)  40,200  734
Manor Care, Inc.   15,650  614
Tenet Healthcare Corp. (a)  53,500  1,117
United HealthCare Corp.   45,500  1,723
  10,429
TOTAL HEALTH   139,809
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HOLDING COMPANIES - 0.3%
CINergy Corp.   39,017 $ 1,292
Norfolk Southern Corp.   31,140  2,776
  4,068
INDUSTRIAL MACHINERY & EQUIPMENT - 5.4%
ELECTRICAL EQUIPMENT - 3.6%
Emerson Electric Co.   55,470  4,937
General Electric Co.   409,000  39,571
General Instrument Corp. (a)  33,900  682
General Signal Corp.   12,260  500
Grainger (W.W.), Inc.   12,700  941
Honeywell, Inc.   31,280  1,943
Scientific-Atlanta, Inc.   19,100  277
Westinghouse Electric Corp.   104,330  1,787
  50,638
INDUSTRIAL MACHINERY & EQUIPMENT - 1.3%
Briggs & Stratton Corp.   7,100  284
Case Corp.   15,900  739
Caterpillar, Inc.   47,860  3,284
Cincinnati Milacron, Inc.   9,800  187
Cooper Industries, Inc.   26,679  1,074
Deere & Co.   64,070  2,675
Dover Corp.   28,120  1,445
Giddings & Lewis, Inc.   8,500  100
Harnischfeger Industries, Inc.   11,600  464
Illinois Tool Works, Inc.   30,260  2,126
Ingersoll-Rand Co.   27,140  1,130
Parker-Hannifin Corp.   18,450  699
Stanley Works  22,100  624
Tenneco, Inc.   42,255  2,092
Timken Co.   7,753  346
TRINOVA Corp.   7,000  230
  17,499
POLLUTION CONTROL - 0.5%
Browning-Ferris Industries, Inc.   52,560  1,380
Laidlaw, Inc. Class B  77,600  913
Safety Kleen Corp.   14,325  224
WMX Technologies, Inc.   121,760  4,185
  6,702
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   74,839
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - 4.0%
BROADCASTING - 0.8%
Comcast Corp. Class A special  57,750 $ 852
TCI Group Class A  161,700  2,011
Time Warner, Inc.   140,944  5,250
Viacom, Inc. Class B (non-vtg.) (a)  88,300  2,881
  10,994
ENTERTAINMENT - 0.8%
Disney (Walt) Co.   168,130  11,076
King World Productions, Inc. (a)  9,400  338
  11,414
LEISURE DURABLES & TOYS - 0.3%
Brunswick Corp.   24,300  571
Fleetwood Enterprises, Inc.   9,600  324
Hasbro, Inc.   21,450  834
Mattel, Inc.   67,795  1,958
  3,687
LODGING & GAMING - 0.5%
Bally Entertainment Corp.   12,700  383
HFS, Inc. (a)  30,600  2,241
Harrah's Entertainment, Inc. (a)  25,450  426
Hilton Hotels Corp.   48,360  1,469
ITT Corp. (a)  29,070  1,221
Marriott International, Inc.   31,800  1,809
  7,549
PUBLISHING - 0.9%
American Greetings Corp. Class A  18,460  541
Dow Jones & Co., Inc.   24,100  795
Dun & Bradstreet Corp.   42,220  2,443
Gannett Co., Inc.   34,850  2,643
Harcourt General, Inc.   17,976  894
Knight-Ridder, Inc.   23,660  884
McGraw-Hill, Inc.   24,700  1,158
Meredith Corp.   6,600  332
New York Times Co. (The) Class A  24,300  878
Times Mirror Co. Class A  25,700  1,189
Tribune Co.   15,090  1,234
  12,991
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
RESTAURANTS - 0.7%
Darden Restaurants, Inc.   39,020 $ 327
Luby's Cafeterias, Inc.   6,050  127
McDonald's Corp.   173,300  7,690
Ryan's Family Steak Houses, Inc. (a)  12,600  93
Shoney's, Inc. (a)  11,900  88
Wendy's International, Inc.   31,800  656
  8,981
TOTAL MEDIA & LEISURE   55,616
NONDURABLES - 10.9%
AGRICULTURE - 0.1%
Pioneer Hi-Bred International, Inc.   20,500  1,376
BEVERAGES - 3.8%
Anheuser-Busch Companies, Inc.   122,940  4,733
Brown-Forman Corp. Class B  17,180  743
Coca-Cola Co. (The)  617,580  31,189
Coors (Adolph) Co. Class B  9,400  183
PepsiCo, Inc.   388,020  11,495
Seagram Co. Ltd.   92,720  3,498
  51,841
FOODS - 2.5%
Archer-Daniels-Midland Co.   135,186  2,940
CPC International, Inc.   35,820  2,825
Campbell Soup Co.   58,080  4,648
ConAgra, Inc.   60,150  3,000
General Mills, Inc.   39,320  2,246
Heinz (H.J.) Co.   91,700  3,255
Hershey Foods Corp.   38,020  1,839
Kellogg Co.   52,540  3,336
Quaker Oats Co.   33,500  1,189
Ralston Purina Group  26,180  1,731
Sara Lee Corp.   120,200  4,267
Sysco Corp.   44,940  1,528
Wrigley (Wm.) Jr. Co.  28,880  1,740
  34,544
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
HOUSEHOLD PRODUCTS - 2.9%
Alberto Culver Co. Class B  6,800 $ 311
Avon Products, Inc.   32,920  1,786
Clorox Co.   12,860  1,403
Colgate-Palmolive Co.   36,460  3,354
Gillette Co.   110,460  8,257
International Flavors & Fragrances, Inc.   27,350  1,132
Procter & Gamble Co.   169,760  16,807
Rubbermaid, Inc.   37,180  864
Unilever NV ADR  39,570  6,049
  39,963
TOBACCO - 1.6%
American Brands, Inc.   42,160  2,013
Philip Morris Companies, Inc.   202,760  18,781
UST, Inc.   46,500  1,343
  22,137
TOTAL NONDURABLES   149,861
PRECIOUS METALS - 0.5%
Barrick Gold Corp.   88,400  2,319
Battle Mountain Gold Co.   55,600  424
Echo Bay Mines Ltd.   34,600  271
Homestake Mining Co.   36,300  517
Newmont Mining Corp.   24,738  1,144
Placer Dome, Inc.   59,400  1,427
Santa Fe Pacific Gold Corp.   32,545  386
  6,488
RETAIL & WHOLESALE - 4.5%
APPAREL STORES - 0.4%
Charming Shoppes, Inc. (a)  25,700  119
Gap, Inc.   71,060  2,061
Limited, Inc. (The)  67,071  1,232
Melville Corp.   26,260  978
TJX Companies, Inc.   18,000  720
  5,110
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
DRUG STORES - 0.2%
Long Drug Stores, Inc.   4,870 $ 219
Rite Aid Corp.   20,700  704
Walgreen Co.   60,940  2,300
  3,223
GENERAL MERCHANDISE STORES - 2.5%
Dayton Hudson Corp.   53,650  1,858
Dillard Department Stores, Inc. Class A  28,060  891
Federated Department Stores, Inc. (a)  51,400  1,696
K mart Corp.   120,400  1,174
May Department Stores Co. (The)  61,980  2,936
Mercantile Stores Co., Inc.   9,210  457
Nordstrom, Inc.   20,100  725
Penney (J.C.) Co., Inc.   55,820  2,931
Price/Costco, Inc. (a)  48,495  964
Sears, Roebuck & Co.   96,910  4,688
Wal-Mart Stores, Inc.   568,160  15,127
Woolworth Corp. (a)  32,940  692
  34,139
GROCERY STORES - 0.6%
Albertson's, Inc.   62,380  2,144
American Stores Co.   36,080  1,493
Fleming Companies, Inc.   9,286  161
Giant Food, Inc. Class A  14,700  496
Great Atlantic & Pacific Tea Co., Inc.   9,550  287
Kroger Co. (The) (a)  31,200  1,392
Supervalu, Inc.   16,800  500
Winn-Dixie Stores, Inc.   37,540  1,253
  7,726
RETAIL & WHOLESALE, MISCELLANEOUS - 0.8%
Circuit City Stores, Inc.   20,300  665
Home Depot, Inc. (The)  118,782  6,503
Lowe's Companies, Inc.   42,560  1,718
Tandy Corp.   14,666  552
Toys "R" Us, Inc. (a)  67,725  2,294
  11,732
TOTAL RETAIL & WHOLESALE   61,930
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - 0.7%
ADVERTISING - 0.1%
Interpublic Group of Companies, Inc.   20,100 $ 974
LEASING & RENTAL - 0.0%
Ryder Systems, Inc.   20,200  601
PRINTING - 0.3%
Alco Standard Corp.   32,200  1,493
Deluxe Corp.   20,500  669
Donnelley (R.R.) & Sons Co.   37,920  1,152
Harland (John H.) Co.   7,700  240
Moore Corp. Ltd.   24,837  501
  4,055
SERVICES - 0.3%
Block (H&R), Inc.   25,680  636
Ecolab, Inc.   16,000  584
Jostens, Inc.   9,500  204
National Service Industries, Inc.   11,700  404
Service Corp. International  58,300  1,661
  3,489
TOTAL SERVICES   9,119
TECHNOLOGY - 12.4%
COMMUNICATIONS EQUIPMENT - 2.1%
Andrew Corp. (a)  14,875  725
Cabletron Systems, Inc. (a)  18,700  1,166
Cisco Systems, Inc. (a)  160,300  9,919
DSC Communications Corp. (a)  28,800  400
Lucent Technologies, Inc.   157,650  7,410
Northern Telecom Ltd.   64,100  4,181
Tellabs, Inc. (a)  22,000  1,873
3Com Corp. (a)  41,900  2,833
  28,507
COMPUTER SERVICES & SOFTWARE - 3.3%
Autodesk, Inc.   11,440  262
Automatic Data Processing, Inc.   71,720  2,985
CUC International, Inc. (a)  91,375  2,239
Ceridian Corp. (a)  16,900  839
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Computer Associates International, Inc.   90,325 $ 5,340
Computer Sciences Corp. (a)  18,550  1,377
First Data Corp.   55,400  4,418
Microsoft Corp. (a)  148,300  20,354
Novell, Inc. (a)  87,400  808
Oracle Systems Corp. (a)  162,000  6,855
Shared Medical Systems Corp.   5,900  285
  45,762
COMPUTERS & OFFICE EQUIPMENT - 3.7%
Amdahl Corp. (a)  29,900  306
Apple Computer, Inc.   30,750  707
Bay Networks, Inc. (a)  46,600  944
Compaq Computer Corp. (a)  66,780  4,650
Data General Corp. (a)  9,800  146
Dell Computer Corp. (a)  22,400  1,823
Digital Equipment Corp. (a)  38,620  1,139
EMC Corp. (a)  57,300  1,504
Hewlett-Packard Co.   253,220  11,173
Intergraph Corp. (a)  11,600  109
International Business Machines Corp.   130,770  16,868
Pitney Bowes, Inc.   37,040  2,070
Seagate Technology (a)  26,200  1,749
Silicon Graphics, Inc. (a)  42,800  792
Sun Microsystems, Inc. (a)  45,700  2,788
Tandem Computers, Inc. (a)  29,100  367
Unisys Corp. (a)  42,900  268
Xerox Corp.   80,550  3,736
  51,139
ELECTRONIC INSTRUMENTS - 0.1%
Applied Materials, Inc. (a)  44,400  1,173
Perkin-Elmer Corp.   10,900  585
Tektronix, Inc.   8,200  321
  2,079
ELECTRONICS - 2.7%
Advanced Micro Devices, Inc. (a)  33,400  593
AMP, Inc.   54,464  1,845
Intel Corp.   203,660  22,378
LSI Logic Corp. (a)  32,100  851
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONICS - CONTINUED
Micron Technology, Inc.   51,600 $ 1,309
Motorola, Inc.   146,900  6,757
National Semiconductor Corp. (a)  34,200  658
Texas Instruments, Inc.   47,060  2,265
Thomas & Betts Corp.   9,920  420
  37,076
PHOTOGRAPHIC EQUIPMENT - 0.5%
Eastman Kodak Co.   83,470  6,656
Polaroid Corp.   11,240  457
  7,113
TOTAL TECHNOLOGY   171,676
TRANSPORTATION - 1.2%
AIR TRANSPORTATION - 0.3%
AMR Corp. (a)  22,470  1,887
Delta Air Lines, Inc.   19,680  1,395
Southwest Airlines Co.   35,800  806
USAir Group, Inc. (a)  15,900  276
  4,364
RAILROADS - 0.8%
Burlington Northern Santa Fe Corp.   37,843  3,117
CSX Corp.   52,472  2,263
Conrail, Inc.   20,140  1,916
Union Pacific Corp.   60,440  3,392
  10,688
TRUCKING & FREIGHT - 0.1%
Caliber System, Inc.   9,800  165
Consolidated Freightways, Inc.   11,000  264
Federal Express Corp. (a)  14,190  1,143
Yellow Corp. (a)  6,900  90
  1,662
TOTAL TRANSPORTATION   16,714
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - 9.8%
CELLULAR - 0.2%
AirTouch Communications, Inc. (a)  123,530 $ 3,227
ELECTRIC UTILITY - 2.8%
American Electric Power Co., Inc.   46,500  1,930
Baltimore Gas & Electric Co.   36,650  999
Carolina Power & Light Co.   37,600  1,358
Central & South West Corp.   51,980  1,377
Consolidated Edison Co. of New York, Inc.   58,300  1,705
DTE Energy Co.   35,900  1,081
Dominion Resources, Inc.   44,010  1,661
Duke Power Co.   50,160  2,452
Edison International  108,700  2,147
Entergy Corp.   56,400  1,579
FPL Group, Inc.   45,500  2,093
GPU, Inc.   29,800  980
Houston Industries, Inc.   65,000  1,487
Niagara Mohawk Power Corp.   35,700  303
Northern States Power Co.   16,960  797
Ohio Edison Co.   37,700  787
PECO Energy Co.   55,200  1,394
PP&L Resources, Inc.   40,100  937
Pacific Gas & Electric Co.   103,100  2,424
PacifiCorp.   72,800  1,538
Public Service Enterprise Group, Inc.   60,500  1,626
Southern Co.   166,800  3,690
Texas Utilities Co.   55,586  2,251
Unicom Corp.   53,300  1,386
Union Electric Co.   25,400  981
  38,963
GAS - 0.9%
Columbia Gas System, Inc. (The)  13,720  833
Consolidated Natural Gas Co.   23,490  1,248
Eastern Enterprises Co.   5,100  196
Enron Corp.   62,940  2,928
ENSERCH Corp.   17,000  366
NICOR, Inc.   12,340  430
Noram Energy Corp.   33,900  521
ONEOK, Inc.   6,700  180
Pacific Enterprises  20,980  645
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
GAS - CONTINUED
PanEnergy Corp.   37,500 $ 1,444
Peoples Energy Corp.   8,600  303
Sonat, Inc.   21,460  1,057
Williams Companies, Inc.   25,900  1,353
  11,504
TELEPHONE SERVICES - 5.9%
AT&T Corp.   399,562  13,936
ALLTEL Corp.   46,900  1,430
Ameritech Corp.   136,100  7,451
Bell Atlantic Corp.   108,550  6,540
BellSouth Corp.   246,340  10,038
GTE Corp.   239,680  10,097
MCI Communications Corp.   170,460  4,283
NYNEX Corp.   108,720  4,838
Pacific Telesis Group  106,030  3,605
SBC Communications, Inc.   151,020  7,343
Sprint Corp.   106,590  4,184
U.S. West, Inc.   118,240  3,592
U.S. West, Inc. (Media Group) (a)  117,340  1,833
WorldCom, Inc. (a)  96,100  2,342
  81,512
TOTAL UTILITIES   135,206
TOTAL COMMON STOCKS
(Cost $1,031,418)   1,324,410
U.S. TREASURY OBLIGATIONS - 0.4%
  PRINCIPAL
  AMOUNT (000S)
U.S. Treasury Bills, yields at date of purchase,
5.13% to 5.40%, 3/6/97 (b) (Cost $5,497)   $ 5,600  5,497
CASH EQUIVALENTS - 3.7%
 SHARES VALUE (NOTE 1)
Taxable Central Cash Fund (c)  50,518 $ 50,518
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,087,433)  $ 1,380,425
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
    (000S) (000S)
PURCHASED
173 S&P 500 Index Contracts   December 1996 $ 61,385 $ 342
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 4.4%
LEGEND
1. Non-income producing
2. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,340,000.
3. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.33%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
INCOME TAX INFORMATION
At October 31, 1996, the aggregate cost of investment securities for income tax purposes was $1,087,591,000. Net unrealized appreciation aggregated $292,834,000, of which $320,962,000 related to appreciated investment securities and $28,128,000 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS  (EXCEPT PER-SHARE AMOUNT) OCTOBER 31, 1996 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $1,087,433) -                                   $ 1,380,425
See accompanying schedule

Receivable for fund shares sold                                                           5,594

Dividends receivable                                                                      1,831

Interest receivable                                                                       88

Redemption fees receivable                                                                1

Receivable for daily variation on futures contracts                                       575

Other receivables                                                                         3

 TOTAL ASSETS                                                                             1,388,517

LIABILITIES

Payable for fund shares redeemed                                               $ 1,723

Accrued management fee                                                          505

 TOTAL LIABILITIES                                                                        2,228

NET ASSETS                                                                               $ 1,386,289

Net Assets consist of:

Paid in capital                                                                          $ 1,084,909

Undistributed net investment income                                                       1,421

Accumulated undistributed net realized gain (loss) on                                     6,625
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                             293,334
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 27,093 shares outstanding                                                $ 1,386,289

NET ASSET VALUE, offering price and redemption price                                      $51.17
per share ($1,386,289 (divided by) 27,093 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)

INVESTMENT INCOME                                                               $ 12,488
Dividends

Interest                                                                         1,946

 TOTAL INCOME                                                                    14,434

EXPENSES

Management fee                                                        $ 2,610

Non-interested trustees' compensation                                  2

 Total expenses before reductions                                      2,612

 Expense reductions                                                    (7)       2,605

NET INVESTMENT INCOME                                                            11,829

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                                 975

 Futures contracts                                                     6,265     7,240

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                                 84,863

 Futures contracts                                                     (40)      84,823

NET GAIN (LOSS)                                                                  92,063

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                 $ 103,892
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      SIX MONTHS       YEAR ENDED
                                                          ENDED OCTOBER    APRIL 30,
                                                          31,1996          1996
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 11,829         $ 13,438
Net investment income

 Net realized gain (loss)                                  7,240            21,710

 Change in net unrealized appreciation (depreciation)      84,823           118,461

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           103,892          153,609
FROM OPERATIONS

Distributions to shareholders                              (10,796)         (13,997)
From net investment income

 From net realized gain                                    (17,689)         (4,833)

 TOTAL DISTRIBUTIONS                                       (28,485)         (18,830)

Share transactions                                         402,674          601,874
Net proceeds from sales of shares

 Reinvestment of distributions                             27,544           17,854

 Cost of shares redeemed                                   (130,448)        (134,662)

 Redemption fees                                           171              363

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           299,941          485,429
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  375,348          620,208

NET ASSETS

 Beginning of period                                       1,010,941        390,733

 End of period (including undistributed net investment    $ 1,386,289      $ 1,010,941
income of $1,421 and $388, respectively)

OTHER INFORMATION
Shares

 Sold                                                      8,265            13,365

 Issued in reinvestment of distributions                   563              408

 Redeemed                                                  (2,701)          (3,004)

 Net increase (decrease)                                   6,127            10,769




 FINANCIAL HIGHLIGHTS   SIX MONTHS       YEARS ENDED APRIL 30,
                        ENDED OCTOBER
                        31, 1996

                        (UNAUDITED)      1996                    1995   1994 D   1993   1992



SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 48.22    $ 38.32   $ 33.49   $ 32.84   $ 30.94   $ 28.06

Income from Investment Operations

 Net investment income                                   .49        .92       .85       .81       .81       .82

 Net realized and unrealized gain (loss)                 3.72       10.32     4.77      .81       1.89      2.94

 Total from investment operations                        4.21       11.24     5.62      1.62      2.70      3.76



Less Distributions

 From net investment income                              (.46)      (.99)     (.80)     (.80)     (.81)     (.83)

 From net realized gain                                  (.81)      (.37)     -         (.17)     -         (.07)

 In excess of net realized gain                          -          -         -         (.01)     -         -

 Total distributions                                     (1.27)     (1.36)    (.80)     (.98)     (.81)     (.90)

Redemption fees added to paid in capital                 .01        .02       .01       .01       .01       .02

Net asset value, end of period                          $ 51.17    $ 48.22   $ 38.32   $ 33.49   $ 32.84   $ 30.94

TOTAL RETURN B, C                                        8.89%      29.83%    17.08%    4.95%     8.85%     13.74%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $ 1,386    $ 1,011   $ 391     $ 283     $ 305     $ 230

Ratio of expenses to average net assets                  .45% A     .45%      .45%      .45%      .44%      .35%
                                                                                                 E         E

Ratio of net investment income to average net assets     2.00% A    2.11%     2.49%     2.38%     2.54%     2.84%

Portfolio turnover rate                                  1% A       5%        2%        3%        0%        1%

Average commission rate F                               $ .0349


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D EFFECTIVE MAY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1996 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Market Index Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
is informed of the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. REDEMPTION FEES. Effective July 1, 1996, shares held in the fund less than 90 days (180 days prior to July 1, 1996) are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested
2. OPERATING POLICIES -
CONTINUED
JOINT TRADING ACCOUNT - CONTINUED
cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities, and may be utilized by the fund as an additional cash management option. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end, is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $264,080,000 and $5,752,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $416,523,000 and $391,814,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of
 .45% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $89,000 for the period.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $500 for the period.
5. EXPENSE REDUCTIONS.
FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's expenses were reduced by $7,000 under these arrangements.

DISTRIBUTIONS


The Board of Trustees of Fidelity Market Index Fund voted to pay on December 9, 1996, to shareholders of record at the opening of business on December 6, 1996, a distribution of $.24 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.22 per share from net investment income.
The fund will notify shareholders in January 1997 of the applicable percentage for use in preparing 1996 income tax returns.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
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(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
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(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Robert H. Morrison, Manager,
Security Transactions
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity Fund
Global Balanced Fund
Growth & Income Portfolio
Market Index Fund
Puritan(registered trademark) Fund
Real Estate Portfolio
Utilities Income Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-5555
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
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* INDEPENDENT TRUSTEES
 AUTOMATED LINE FOR QUICKEST SERVICE